UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-6452

Fidelity Union Street Trust II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2016

Item 1.

Reports to Stockholders

Fidelity® Arizona Municipal Income Fund Fidelity® Arizona Municipal Money Market Fund Annual Report August 31, 2016

Contents

Performance
Management's Discussion of Fund Performance
Fidelity® Arizona Municipal Income Fund
Investment Summary
Investments
Financial Statements
Fidelity® Arizona Municipal Money Market Fund
Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Fidelity® Arizona Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2016	Past 1 year	Past 5 years	Past 10 years
Fidelity® Arizona Municipal Income Fund	7.01%	5.18%	4.76%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Arizona Municipal Income Fund on August 31, 2006.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period.

Period Ending Values
$15,926	Fidelity® Arizona Municipal Income Fund
$16,093	Barclays® Municipal Bond Index

Fidelity® Arizona Municipal Income Fund

Management's Discussion of Fund Performance

Market Recap:  Tax-exempt municipal bonds posted a healthy gain for the 12 months ending August 31, 2016, driven by strong demand and moderate supply, and supported by a stable credit environment for state and local governments. The Barclays Municipal Bond Index advanced 6.88% for the year, despite low bond yields. Returns were positive as fixed-income market volatility led investors to prefer the perceived safety of U.S. bonds, including Treasuries and municipals. The broad muni market also benefited from positive revenue trends for most state and local government issuers, shrugging off negative headlines surrounding a handful of troubled credits, including Illinois, Chicago and New Jersey. The tax advantages of munis continued to appeal to investors subject to high federal and state income tax rates and a 3.8% Medicare tax on non-municipal investment income. At period end, the U.S. Federal Reserve still appears cautiously optimistic about near-term growth in the U.S., and is signaling an interest rate hike before the end of 2016. We believe additional rate increases, guided by economic data, are likely to be gradual, due to benign inflation and a still-cloudy global economic picture.

Comments from Co-Portfolio Manager Kevin Ramundo:  For the year, the fund’s 7.01% gain trailed, net of fees, the 7.36% advance of the Barclays Arizona 4+ Year Enhanced Municipal Bond Index. The portfolio management team focused on generating attractive tax-exempt income for the fund, with an eye toward protecting shareholder capital. The fund’s relative result versus the Barclays Arizona index was notably hurt by a modest, non-index position in securities issues in the Virgin Island bonds, whose interest payments are exempt from taxes at the municipal, state and federal level. These securities, which we viewed as attractively valued alternatives to in-state bonds when we purchased them, came under some pressure due to credit-rating downgrades and negative watch actions by two of the three major credit-rating agencies. Furthermore, President Barack Obama’s enactment of a law that gives neighboring U.S. territory Puerto Rico the legal power to reduce its obligations to bondholders also weighed on Virgin Island bonds, worrying investors because it set a precedent for a U.S. territory to write off debts. In contrast, overweighting lower-rated investment-grade bonds was a plus. Bonds in the A and BBB credit tiers performed well because they attracted heavy demand from yield-seeking investors, and also benefited from the comparatively high level of income they generated. These securities outperformed higher-quality bonds.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Arizona Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Education	23.3	19.4
General Obligations	17.4	18.3
Health Care	12.9	14.2
Electric Utilities	10.7	10.9
Special Tax	9.4	10.1

Quality Diversification (% of fund's net assets)

As of August 31, 2016
AAA	2.5%
AA,A	86.8%
BBB	5.5%
Not Rated	2.4%
Short-Term Investments and Net Other Assets	2.8%

As of February 29, 2016
AAA	1.5%
AA,A	82.9%
BBB	8.3%
Not Rated	2.4%
Short-Term Investments and Net Other Assets	4.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Arizona Municipal Income Fund

Investments August 31, 2016

Showing Percentage of Net Assets

Municipal Bonds - 97.2%
	Principal Amount	Value
Arizona - 96.5%
Arizona Board of Regents Arizona State Univ. Rev.:
(Polytechnic Campus Proj.) Series 2008 C, 5.75% 7/1/23 (Pre-Refunded to 7/1/18 @ 100)	$250,000	$272,878
Series 2012 A, 5% 7/1/26	1,000,000	1,198,030
Series 2015 A, 5% 7/1/35	2,215,000	2,697,759
Series 2015 B, 5% 7/1/31	1,525,000	1,886,227
Series 2015 D:
5% 7/1/34	500,000	611,210
5% 7/1/35	900,000	1,096,155
5% 7/1/41	485,000	585,109
5% 7/1/46	3,000,000	3,611,280
Series 2016 B, 5% 7/1/22 (a)	425,000	516,503
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Projs.) Series 2012 C, 5% 6/1/26	3,035,000	3,601,999
Arizona Ctfs. of Prtn.:
Series 2010 A, 5% 10/1/29 (FSA Insured)	5,000,000	5,545,300
Series 2013 A, 5% 10/1/25	1,870,000	2,245,926
Series 2015, 5% 9/1/27	1,500,000	1,871,235
Arizona Game and Fish Dept. and Commission (AGF Administration Bldg. Proj.) Series 2006:
5% 7/1/21	1,280,000	1,302,515
5% 7/1/32	470,000	478,267
Arizona Health Facilities Auth. Hosp. Sys. Rev. Series 2012 A, 5% 2/1/23	1,285,000	1,520,476
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2007 B, 1.243%, tender 1/1/37 (b)	1,000,000	919,610
Series 2008 A, 5.25% 1/1/31	1,000,000	1,058,140
Series 2008 D:
5.375% 1/1/32	1,005,000	1,065,079
5.5% 1/1/38	100,000	106,114
6% 1/1/27	1,000,000	1,069,060
(Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/26	2,000,000	2,489,540
5% 12/1/42	2,000,000	2,379,860
Series 2011 B1, 5.25% 3/1/39	1,000,000	1,128,240
Series 2012 A, 5% 1/1/43	3,500,000	3,991,190
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21 (FSA Insured)	1,000,000	1,127,810
Arizona Trans. Board Hwy. Rev. Series 2011 A, 5.25% 7/1/26	1,250,000	1,499,988
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series A, 5% 10/1/28	2,000,000	2,493,980
Avondale Muni. Dev. Corp. Excise Tax Rev. 5% 7/1/28 (Pre-Refunded to 7/1/18 @ 100)	500,000	536,810
Buckeye Excise Tax Rev. Series 2015:
5% 7/1/27	350,000	438,036
5% 7/1/28	500,000	622,545
5% 7/1/29	455,000	556,611
Central Wtr. Conservation District (Central Arizona Proj.) Series 2016 A, 5% 1/1/36	500,000	616,420
Dysart Unified School District #89 Gen. Oblig. Series 2014:
5% 7/1/23	700,000	864,367
5% 7/1/27	1,300,000	1,614,990
Glendale Gen. Oblig. Series 2015, 5% 7/1/22 (FSA Insured)	1,000,000	1,207,330
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2007, 5.25% 5/15/19	1,000,000	1,105,530
Glendale Sr. Excise Tax Rev. Series 2015 A, 5% 7/1/28	1,000,000	1,237,780
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/17 (AMBAC Insured)	1,580,000	1,603,289
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2008, 6% 7/1/31	1,000,000	1,092,580
Marana Muni. Property Corp. Facilities Rev. Series A, 5.25% 7/1/22	1,620,000	1,751,479
Maricopa County Cmnty. College District Series 2016, 5% 7/1/21	2,000,000	2,383,780
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Healthcare West Proj.):
Series 2007 A, 5.25% 7/1/32	1,000,000	1,035,090
Series 2009 A, 6% 7/1/39	1,000,000	1,138,340
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	6,000,000	6,778,797
Maricopa County School District #28 Kyrene Elementary:
Series 2010 B:
5.25% 7/1/28	690,000	845,084
5.5% 7/1/29	480,000	596,266
5.5% 7/1/30	400,000	496,308
Series 2010 C, 4% 7/1/29	650,000	736,626
McAllister Academic Village LLC Rev.:
(Arizona State Univ. Hassayampa Academic Village Proj.):
Series 2008, 5% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	1,000,000	1,076,080
Series 2016:
5% 7/1/37	2,000,000	2,450,480
5% 7/1/38	1,950,000	2,383,485
Series 2016, 5% 7/1/39	2,270,000	2,772,396
Northern Ariz Univ. Ctfs. of Prtn.:
(Univ. Proj.) Series 2013, 5% 9/1/24	1,000,000	1,186,440
Series 2015:
3% 9/1/16 (FSA Insured)	1,490,000	1,490,000
5% 9/1/20 (FSA Insured)	440,000	506,370
Northern Arizona Univ. Revs.:
Series 2012:
5% 6/1/36	860,000	986,480
5% 6/1/41	1,250,000	1,424,675
Series 2013, 5% 8/1/27	1,000,000	1,200,360
Series 2014, 5% 6/1/29	500,000	616,675
Series 2015, 5% 6/1/30	1,000,000	1,224,070
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2008 A, 5% 7/1/33	1,000,000	1,069,670
Series 2013:
5% 7/1/26 (c)	1,100,000	1,321,012
5% 7/1/29 (c)	500,000	594,115
Series 2015 A, 5% 7/1/45	3,400,000	4,071,874
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,889,540
Phoenix Gen. Oblig. Series 2014, 4% 7/1/26	2,000,000	2,349,840
Phoenix-Mesa Gateway Arpt. Auth. (Mesa Proj.) Series 2012:
5% 7/1/24 (c)	380,000	440,283
5% 7/1/27 (c)	400,000	459,440
Pima County Ctfs. of Prtn.:
(Justice Bldg. Proj.) Series 2007 A:
5% 7/1/19 (Pre-Refunded to 7/1/17 @ 100)	650,000	673,504
5% 7/1/21 (Pre-Refunded to 7/1/17 @ 100)	910,000	942,906
Series 2013 A, 5% 12/1/22	1,000,000	1,204,960
Series 2014, 5% 12/1/27	1,745,000	2,090,789
Pima County Gen. Oblig. Series 2016, 4% 7/1/22	2,000,000	2,302,900
Pima County Swr. Sys. Rev.:
Series 2011 B:
5% 7/1/22	1,050,000	1,241,688
5% 7/1/22 (Pre-Refunded to 7/1/21 @ 100)	585,000	696,951
5% 7/1/25 (Pre-Refunded to 7/1/21 @ 100)	1,000,000	1,191,370
Series 2012 A:
5% 7/1/23	30,000	36,426
5% 7/1/25	1,600,000	1,943,744
5% 7/1/26	1,000,000	1,211,080
Series 2016, 5% 7/1/21	3,000,000	3,569,430
Pima County Unified School District #1 Tucson (Proj. of 2004):
Series 2007 C, 5% 7/1/23 (Pre-Refunded to 7/1/17 @ 100)	1,000,000	1,036,160
Series 2008 D, 5% 7/1/25 (Pre-Refunded to 7/1/18 @ 100)	1,000,000	1,077,970
Queen Creek Excise Tax & State Shared Rev. 5% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125,000	1,168,346
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Series 2008 A:
5% 1/1/24	1,075,000	1,135,738
5% 1/1/33	1,000,000	1,054,320
5% 1/1/38	2,400,000	2,523,864
Series 2009 A, 5% 1/1/26	2,950,000	3,232,699
Series 2015 A:
5% 12/1/34	1,500,000	1,861,725
5% 12/1/45	3,035,000	3,715,052
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5% 12/1/37	1,500,000	1,927,245
5.5% 12/1/29	3,000,000	3,879,030
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.):
Series 2006 C, 5% 9/1/35 (FSA Insured)	420,000	474,583
Series 2008 A, 5% 9/1/23	355,000	382,271
Scottsdale Muni. Property Corp. Excise Tax Rev. Series 2015, 5% 7/1/34	1,355,000	1,668,588
Surprise Pledged Rev. Series 2015, 5% 7/1/26	1,010,000	1,268,712
Tempe Excise Tax Rev.:
Series 2012, 5% 7/1/25	1,090,000	1,310,572
Series 2016:
5% 7/1/28	315,000	404,693
5% 7/1/29	500,000	639,265
5% 7/1/30	325,000	413,852
5% 7/1/31	375,000	475,601
Tempe Transit Excise Tax Rev. Series 2008, 4.75% 7/1/38	60,000	63,698
Tucson Ctfs. of Prtn.:
Series 2007, 5% 7/1/18 (Pre-Refunded to 7/1/17 @ 100)	1,000,000	1,036,160
Series 2014:
4% 7/1/20 (FSA Insured)	500,000	553,885
5% 7/1/28 (FSA Insured)	1,000,000	1,212,100
Series 2015, 5% 7/1/23 (FSA Insured)	555,000	676,440
Series 2016, 5% 7/1/27 (FSA Insured)	1,245,000	1,568,862
Tucson Wtr. Rev.:
Series 2015, 5% 7/1/31	1,000,000	1,259,860
5% 7/1/27	1,000,000	1,278,610
5% 7/1/28	2,000,000	2,542,140
Univ. Med. Ctr. Corp. Hosp. Rev.:
Series 2011, 6% 7/1/39 (Pre-Refunded to 7/1/21 @ 100)	2,235,000	2,744,111
5.625% 7/1/36 (Pre-Refunded to 7/1/23 @ 100)	1,000,000	1,270,880
Univ. of Arizona Univ. Revs.:
Series 2009 A, 5% 6/1/39 (Pre-Refunded to 6/1/19 @ 100)	1,000,000	1,113,430
Series 2012 A, 5% 6/1/37	2,225,000	2,640,675
Series 2014, 5% 8/1/28	1,000,000	1,238,880
Series 2015 A 5% 6/1/30	2,500,000	3,118,775
5% 6/1/38	2,000,000	2,482,380
5% 6/1/39	1,910,000	2,368,782
Yavapai County Indl. Dev. Auth.:
(Northern Healthcare Sys. Proj.) Series 2011, 5% 10/1/20	1,000,000	1,153,580
Series 2012 A, 5.25% 8/1/33	2,000,000	2,294,740
Yuma Indl. Dev. Auth. Hosp. Rev. Series 2014 A, 5% 8/1/27	2,000,000	2,386,540

TOTAL ARIZONA		185,901,385

Guam - 0.7%
Guam Gov't. Ltd. Oblig. Rev. Series 2016 A, 5% 12/1/29	300,000	367,029
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/18 (c)	300,000	319,866
6.375% 10/1/43 (c)	200,000	242,388
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/21 (FSA Insured)	400,000	463,540

TOTAL GUAM		1,392,823

TOTAL MUNICIPAL BONDS
(Cost $173,693,713)		187,294,208
TOTAL INVESTMENT PORTFOLIO - 97.2%
(Cost $173,693,713)		187,294,208
NET OTHER ASSETS (LIABILITIES) - 2.8%		5,430,796
NET ASSETS - 100%		$192,725,004

Legend

 (a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Education	23.3%
General Obligations	17.4%
Health Care	12.9%
Electric Utilities	10.7%
Special Tax	9.4%
Water & Sewer	8.4%
Escrowed/Pre-Refunded	7.2%
Others* (Individually Less Than 5%)	10.7%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Arizona Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $173,693,713)		$187,294,208
Cash		4,066,075
Receivable for fund shares sold		482,835
Interest receivable		1,674,089
Other receivables		261
Total assets		193,517,468
Liabilities
Payable for investments purchased on a delayed delivery basis	$516,503
Payable for fund shares redeemed	37,208
Distributions payable	150,914
Accrued management fee	87,839
Total liabilities		792,464
Net Assets		$192,725,004
Net Assets consist of:
Paid in capital		$178,819,888
Undistributed net investment income		69,601
Accumulated undistributed net realized gain (loss) on investments		235,020
Net unrealized appreciation (depreciation) on investments		13,600,495
Net Assets, for 15,418,469 shares outstanding		$192,725,004
Net Asset Value, offering price and redemption price per share ($192,725,004 ÷ 15,418,469 shares)		$12.50

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2016
Investment Income
Interest		$5,540,411
Expenses
Management fee	$928,390
Independent trustees' fees and expenses	739
Miscellaneous	346
Total expenses before reductions	929,475
Expense reductions	(1,487)	927,988
Net investment income (loss)		4,612,423
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		454,128
Total net realized gain (loss)		454,128
Change in net unrealized appreciation (depreciation) on investment securities		6,161,742
Net gain (loss)		6,615,870
Net increase (decrease) in net assets resulting from operations		$11,228,293

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2016	Year ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,612,423	$4,672,341
Net realized gain (loss)	454,128	1,307,805
Change in net unrealized appreciation (depreciation)	6,161,742	(1,089,243)
Net increase (decrease) in net assets resulting from operations	11,228,293	4,890,903
Distributions to shareholders from net investment income	(4,585,437)	(4,675,085)
Distributions to shareholders from net realized gain	(1,470,954)	(97,580)
Total distributions	(6,056,391)	(4,772,665)
Share transactions
Proceeds from sales of shares	53,870,172	27,606,839
Reinvestment of distributions	3,919,964	3,093,920
Cost of shares redeemed	(21,224,023)	(25,619,263)
Net increase (decrease) in net assets resulting from share transactions	36,566,113	5,081,496
Redemption fees	1,882	1,002
Total increase (decrease) in net assets	41,739,897	5,200,736
Net Assets
Beginning of period	150,985,107	145,784,371
End of period	$192,725,004	$150,985,107
Other Information
Undistributed net investment income end of period	$69,601	$46,128
Shares
Sold	4,372,214	2,263,762
Issued in reinvestment of distributions	319,923	254,009
Redeemed	(1,726,441)	(2,102,640)
Net increase (decrease)	2,965,696	415,131

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Arizona Municipal Income Fund

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.12	$12.11	$11.31	$12.19	$11.55
Income from Investment Operations
Net investment income (loss)A	.335	.375	.399	.382	.413
Net realized and unrealized gain (loss)	.498	.018	.831	(.855)	.641
Total from investment operations	.833	.393	1.230	(.473)	1.054
Distributions from net investment income	(.335)	(.375)	(.398)	(.382)	(.412)
Distributions from net realized gain	(.118)	(.008)	(.032)	(.025)	(.002)
Total distributions	(.453)	(.383)	(.430)	(.407)	(.414)
Redemption fees added to paid in capitalA,B	–	–	–	–	–
Net asset value, end of period	$12.50	$12.12	$12.11	$11.31	$12.19
Total ReturnC	7.01%	3.28%	11.06%	(4.03)%	9.26%
Ratios to Average Net AssetsD
Expenses before reductions	.55%	.55%	.55%	.55%	.55%
Expenses net of fee waivers, if any	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.55%	.55%	.55%	.55%	.55%
Net investment income (loss)	2.73%	3.08%	3.40%	3.16%	3.47%
Supplemental Data
Net assets, end of period (000 omitted)	$192,725	$150,985	$145,784	$156,049	$183,907
Portfolio turnover rate	7%	17%	8%	20%	12%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Arizona Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 8/31/16	% of fund's investments 2/29/16	% of fund's investments 8/31/15
1 - 7	89.6	80.0	17.1
8 - 30	0.6	0.3	67.5
31 - 60	4.1	0.3	6.1
91 - 180	4.5	16.2	3.2
> 180	1.2	3.2	6.1

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of August 31, 2016
Variable Rate Demand Notes (VRDNs)	62.6%
Tender Option Bond	10.2%
Other Municipal Security	17.2%
Investment Companies	10.5%
Net Other Assets (Liabilities)*	(0.5)%

 * Net Other Assets (Liabilities) are not included in the pie chart

As of February 29, 2016
Variable Rate Demand Notes (VRDNs)	45.8%
Tender Option Bond	5.0%
Other Municipal Security	37.7%
Investment Companies	9.8%
Net Other Assets (Liabilities)	1.7%

Current And Historical 7-Day Yields

	8/31/16	5/31/16	2/29/16	11/30/15	8/31/15
Fidelity® Arizona Municipal Money Market Fund	0.12%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Fidelity® Arizona Municipal Money Market Fund

Investments August 31, 2016

Showing Percentage of Net Assets

Variable Rate Demand Note - 62.6%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.85% 9/7/16, VRDN (a)(b)	$200,000	$200,000
Alaska - 0.3%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 0.7% 9/7/16, VRDN (a)	700,000	700,000
Arizona - 58.7%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2008 G, 0.64% 9/7/16, LOC Wells Fargo Bank NA, VRDN (a)	12,555,000	12,555,000
(Catholic Healthcare West Proj.) Series 2009 F, 0.65% 9/7/16, LOC Mizuho Corporate Bank Ltd., VRDN (a)	24,200,000	24,200,000
Series 2015 B, 0.64% 9/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	6,800,000	6,800,000
Series 2015 C, 0.66% 9/7/16, LOC Bank of America NA, VRDN (a)	5,200,000	5,200,000
Arizona Hsg. Fin. Auth. Multi-family Hsg. Rev. (Santa Carolina Apts. Proj.) Series 2005, 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	3,645,000	3,645,000
Casa Grande Indl. Dev. Auth. Indl. Dev. Rev. (Price Companies, Inc. Proj.) Series A, 0.78% 9/7/16, LOC Bank of America NA, VRDN (a)(b)	645,000	645,000
Coconino County Poll. Cont. Corp. Rev. (Tucson Elec. Pwr. Co. Navajo Proj.) Series 2010 A, 0.67% 9/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	7,200,000	7,200,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	2,054,675	2,054,675
(Ranchwood Apts. Proj.) Series 2001 A, 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	1,330,000	1,330,000
(San Angelin Apts. Proj.) Series 2004, 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	3,100,000	3,100,000
(San Clemente Apts. Proj.) Series 2004, 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	2,600,000	2,600,000
(San Martin Apts. Proj.) Series A1, 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	6,000,000	6,000,000
(San Remo Apts. Proj.) Series 2002, 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	10,100,000	10,100,000
(Village at Sun Valley Apts. Proj.) Series 2008, 0.65% 9/7/16, LOC Freddie Mac, VRDN (a)(b)	12,440,000	12,440,000
(Village Square Apts. Proj.) Series 2004, 0.64% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	1,000,000	1,000,000
Maricopa County Indl. Dev. Auth. Rev. (Clayton Homes, Inc. Proj.) Series 1998, 0.65% 9/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	1,000,000	1,000,000
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.62% 9/7/16, VRDN (a)	7,100,000	7,100,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Del Mar Terrace Apts. Proj.) Series 1999 A, 0.65% 9/7/16, LOC Freddie Mac, VRDN (a)	11,600,000	11,600,000
Phoenix Indl. Dev. Auth. Rev. (Independent Newspaper, Inc. Proj.) Series 2000, 0.77% 9/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	490,000	490,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(River Point Proj.) Series 2001, 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	5,220,000	5,220,000
Series A, 0.65% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	3,145,000	3,145,000
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.62% 9/7/16, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)	2,745,000	2,745,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.61% 9/7/16, LOC Bank of America NA, VRDN (a)	11,950,000	11,950,000
		142,119,675
Arkansas - 0.6%
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.83% 9/7/16, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	1,500,000	1,500,000
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1993 C, 0.7% 9/7/16, VRDN (a)	100,000	100,000
Georgia - 0.9%
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.73% 9/7/16, VRDN (a)	1,800,000	1,800,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) First Series 2009, 0.74% 9/7/16, VRDN (a)	300,000	300,000
		2,100,000
Indiana - 0.1%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 0.7% 9/7/16, VRDN (a)(b)	200,000	200,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.8% 9/7/16, VRDN (a)	360,000	360,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.85% 9/7/16, VRDN (a)(b)	200,000	200,000
Nevada - 0.1%
Washoe County Gas Facilities Rev.:
Series 2016 C, 0.76% 9/7/16, VRDN (a)(b)	100,000	100,000
Series 2016 D, 0.77% 9/7/16, VRDN (a)(b)	100,000	100,000
Series 2016 E, 0.77% 9/7/16, VRDN (a)(b)	100,000	100,000
		300,000
Texas - 1.3%
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) Series 2012, 0.61% 9/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	500,000	500,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.67% 9/1/16, VRDN (a)	950,000	950,000
Series 2004, 0.89% 9/7/16, VRDN (a)(b)	200,000	200,000
Series 2009 A, 0.67% 9/1/16, VRDN (a)	1,100,000	1,100,000
Series 2010 B, 0.67% 9/1/16, VRDN (a)	300,000	300,000
		3,050,000
West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 0.84% 9/7/16, VRDN (a)(b)	200,000	200,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 0.91% 9/7/16, VRDN (a)(b)	200,000	200,000
		400,000
Wyoming - 0.1%
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 0.69% 9/7/16, VRDN (a)(b)	250,000	250,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $151,479,675)		151,479,675

Tender Option Bond - 10.2%
Arizona - 10.2%
Arizona Board of Regents Arizona State Univ. Rev. Participating VRDN Series 33 85X, 0.59% 9/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	6,665,000	6,665,000
Mesa Util. Sys. Rev. Participating VRDN Series ROC II R 11959X, 0.58% 9/7/16 (Liquidity Facility Citibank NA) (a)(c)	595,000	595,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series Putters 3458, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,900,000	6,900,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series BC 10 21W, 0.61% 9/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,100,000	5,100,000
Series Floaters XF 21 92, 0.59% 9/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,600,000	2,600,000
Series XL 00 16, 0.61% 9/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,800,000	2,800,000
		24,660,000
Nebraska - 0.0%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 0.74% 9/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	100,000	100,000
TOTAL TENDER OPTION BOND
(Cost $24,760,000)		24,760,000

Other Municipal Security - 17.2%
Arizona - 16.0%
Arizona Ctfs. of Prtn. Bonds:
Series 2008 A, 5% 9/1/16	2,515,000	2,515,000
Series 2015, 2% 9/1/16	2,855,000	2,855,000
Arizona Health Facilities Auth. Rev. Bonds:
(Banner Health Sys. Proj.) Series 2007 A, 5% 1/1/17 (Pre-Refunded to 1/1/17 @ 100)	2,500,000	2,536,918
Series 2007 A, 5% 1/1/17 (Pre-Refunded to 1/1/17 @ 100)	1,000,000	1,014,812
Arizona School Facilities Board Ctfs. of Prtn. Bonds Series 2013 A1, 4% 9/1/16	1,685,000	1,685,000
Arizona Wtr. Infrastructure Fin. Auth. Rev. Bonds Series 2006 A, 5% 10/1/16 (Pre-Refunded to 10/1/16 @ 100)	1,000,000	1,003,646
Phoenix Civic Impt. Corp.:
Series 14B1:
0.45% 9/6/16, LOC Bank of America NA, CP (b)	2,800,000	2,800,000
0.48% 10/6/16, LOC Bank of America NA, CP (b)	5,000,000	5,000,000
0.51% 10/6/16, LOC Bank of America NA, CP (b)	1,500,000	1,500,000
Series 14B2, 0.55% 10/3/16, LOC Barclays Bank PLC, CP (b)	2,600,000	2,600,000
Pima County Ctfs. of Prtn. Bonds:
Series 2015, 2% 12/1/16	3,900,000	3,913,682
Series 2016 A, 2% 12/1/16	2,905,000	2,915,128
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds Series 2009 B, 4% 1/1/17	450,000	455,127
Series C:
0.47% 9/6/16, CP	2,600,000	2,600,000
0.47% 9/7/16, CP	2,600,000	2,600,000
Tucson Gen. Oblig. Bonds Series 2016, 2% 7/1/17	2,800,000	2,830,976
		38,825,289
Georgia - 0.3%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A1, 0.67%, tender 12/1/16 (Liquidity Facility Royal Bank of Canada) (a)	700,000	700,000
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds Series 01A, 0.85% tender 9/8/16, CP mode	100,000	100,000
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
Series 1993 A:
0.85% tender 9/27/16, CP mode	100,000	100,000
0.88% tender 9/28/16, CP mode	300,000	300,000
Series 93B, 0.9% tender 9/7/16, CP mode	200,000	200,000
		600,000
New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.):
Series 1990 A, 0.9% tender 9/27/16, CP mode (b)	100,000	100,000
Series 1990 B, 0.9% tender 9/23/16, CP mode	200,000	200,000
Series 1990 A, 0.9% tender 9/26/16, CP mode (b)	400,000	400,000
Series A1, 0.95% tender 9/6/16, CP mode (b)	300,000	300,000
		1,000,000
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 1992, 0.93% tender 9/6/16, CP mode (b)	200,000	200,000
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 96, 0.9% tender 9/27/16, CP mode (b)	200,000	200,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $41,625,289)		41,625,289
	Shares	Value

Investment Company - 10.5%
Fidelity Municipal Cash Central Fund, 0.61% (d)(e)
(Cost $25,303,000)	$25,303,000	25,303,000
TOTAL INVESTMENT PORTFOLIO - 100.5%
(Cost $243,167,964)		243,167,964
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(1,122,413)
NET ASSETS - 100%		$242,045,551

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$64,006

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Arizona Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $217,864,964)	$217,864,964
Fidelity Central Funds (cost $25,303,000)	25,303,000
Total Investments (cost $243,167,964)		$243,167,964
Receivable for fund shares sold		558
Interest receivable		319,968
Distributions receivable from Fidelity Central Funds		12,473
Other receivables		404
Total assets		243,501,367
Liabilities
Payable to custodian bank	$801,842
Payable for fund shares redeemed	550,857
Distributions payable	423
Accrued management fee	102,686
Other affiliated payables	8
Total liabilities		1,455,816
Net Assets		$242,045,551
Net Assets consist of:
Paid in capital		$241,986,363
Accumulated undistributed net realized gain (loss) on investments		59,188
Net Assets, for 241,587,517 shares outstanding		$242,045,551
Net Asset Value, offering price and redemption price per share ($242,045,551 ÷ 241,587,517 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2016
Investment Income
Interest		$670,222
Income from Fidelity Central Funds		64,006
Total income		734,228
Expenses
Management fee	$1,720,697
Independent trustees' fees and expenses	1,586
Miscellaneous	(1,217)
Total expenses before reductions	1,721,066
Expense reductions	(1,027,756)	693,310
Net investment income (loss)		40,918
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	195,309
Capital gain distributions from Fidelity Central Funds	8,103
Total net realized gain (loss)		203,412
Net increase in net assets resulting from operations		$244,330

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2016	Year ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$40,918	$41,526
Net realized gain (loss)	203,412	32,995
Net increase in net assets resulting from operations	244,330	74,521
Distributions to shareholders from net investment income	(40,931)	(41,500)
Distributions to shareholders from net realized gain	(12,130)	–
Total distributions	(53,061)	(41,500)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	612,721,804	1,097,997,054
Reinvestment of distributions	49,488	38,708
Cost of shares redeemed	(771,048,918)	(1,115,202,618)
Net increase (decrease) in net assets and shares resulting from share transactions	(158,277,626)	(17,166,856)
Total increase (decrease) in net assets	(158,086,357)	(17,133,835)
Net Assets
Beginning of period	400,131,908	417,265,743
End of period	$242,045,551	$400,131,908

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Arizona Municipal Money Market Fund

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–
Distributions from net realized gain	–A	–	–	–A	–
Total distributionsA	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.02%	.01%	.01%	.02%	.01%
Ratios to Average Net AssetsC,D
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.20%	.06%	.09%	.16%	.19%
Expenses net of all reductions	.20%	.06%	.09%	.16%	.19%
Net investment income (loss)	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$242,046	$400,132	$417,266	$408,028	$388,993

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2016

1. Organization.

Fidelity Arizona Municipal Income Fund (the Income Fund) is a fund of Fidelity Union Street Trust. Fidelity Arizona Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Union Street Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Union Street Trust and Fidelity Union Street Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Effective January 1, 2016 shares of the Money Market Fund are only available for purchase by retail shareholders. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Each Fund may be affected by economic and political developments in the state of Arizona.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2016, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Arizona Municipal Income Fund	$173,674,831	$13,718,213	$(98,836)	$13,619,377
Fidelity Arizona Municipal Money Market Fund	243,167,964	–	–	–

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Arizona Municipal Income Fund	$50,722	$26,867	$208,153	$13,619,377
Fidelity Arizona Municipal Money Market Fund	133	–	59,058	–

The tax character of distributions paid was as follows:

August 31, 2016
	Tax-Exempt Income	Long-term Capital Gains	Total
Fidelity Arizona Municipal Income Fund	$4,585,437	$1,470,954	$6,056,391
Fidelity Arizona Municipal Money Market Fund	40,931	12,130	53,061

August 31, 2015
	Tax-Exempt Income	Long-term Capital Gains	Total
Fidelity Arizona Municipal Income Fund	$4,675,085	$97,580	$4,772,665
Fidelity Arizona Municipal Money Market Fund	41,500	–	41,500

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days may be subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $44,095,154 and $11,016,020, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provides the Funds with investment management related services for which the Funds pay a monthly management fee. The investment adviser pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Each Fund's management fee is equal to the following annual rate of average net assets:

Fidelity Arizona Municipal Income Fund	.55%
Fidelity Arizona Municipal Money Market Fund	.50%

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Arizona Municipal Income Fund	$346

During the period, the Income Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $1,024,870.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's management fee. During the period, these credits reduced management fee by the following amounts:

Fidelity Arizona Municipal Income Fund	$1,487
Fidelity Arizona Municipal Money Market Fund	2,886

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Union Street Trust and Fidelity Union Street Trust II and the Shareholders of Fidelity Arizona Municipal Income Fund and Fidelity Arizona Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Arizona Municipal Income Fund (a fund of Fidelity Union Street Trust) and Fidelity Arizona Municipal Money Market Fund (a fund of Fidelity Union Street Trust II) (the "Funds") at August 31, 2016, the results of each of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 18, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Except for Jennifer Toolin McAuliffe and Mark A. Murray, each of the Trustees oversees 244 funds. Ms. McAuliffe and Mr. Murray each oversees 191 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Ms. McAuliffe previously served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trusts or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel serves as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Timothy Huyck (1964)

Year of Election or Appointment: 2015

Vice President of Fidelity's Money Market Funds

Mr. Huyck also serves as Vice President of other funds. Mr. Huyck serves as Chief Investment Officer of Fidelity's Money Market Funds (2015-present) and is an employee of Fidelity Investments (1990-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Christine J. Thompson (1958)

Year of Election or Appointment: 2015

Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period-B March 1, 2016 to August 31, 2016
Fidelity Arizona Municipal Income Fund	.55%
Actual		$1,000.00	$1,032.20	$2.81
Hypothetical-C		$1,000.00	$1,022.37	$2.80
Fidelity Arizona Municipal Money Market Fund	.39%
Actual		$1,000.00	$1,000.10	$1.96
Hypothetical-C		$1,000.00	$1,023.18	$1.98

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Fidelity Arizona Municipal Income Fund	10/10/16	10/07/16	$0.017
Fidelity Arizona Municipal Money Market Fund	10/10/16	10/07/16	$0.000

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended August 31, 2016, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Arizona Municipal Income Fund	$431,375
Fidelity Arizona Municipal Money Market Fund	$202,822

During fiscal year ended 2016, 100% of each fund's income dividends were free from federal income tax, and 2.03% and 28.91% of Fidelity Arizona Municipal Income Fund and Fidelity Arizona Municipal Money Market Fund's income dividends were subject to the federal alternative minimum tax.

The funds will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

Proxy Voting Results

A special meeting of Fidelity® Arizona Municipal Money Market Fund's shareholders was held on February 12, 2016. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	9,652,569,340.76	95.616
Withheld	442,614,963.88	4.384
TOTAL	10,095,184,304.64	100.000
John Engler
Affirmative	9,649,804,955.69	95.589
Withheld	445,379,348.95	4.411
TOTAL	10,095,184,304.64	100.000
Albert R. Gamper, Jr.
Affirmative	9,649,672,225.14	95.587
Withheld	445,512,079.50	4.413
TOTAL	10,095,184,304.64	100.000
Robert F. Gartland
Affirmative	9,661,589,028.79	95.705
Withheld	433,595,275.85	4.295
TOTAL	10,095,184,304.64	100.000
Abigail P. Johnson
Affirmative	9,634,058,945.09	95.433
Withheld	461,125,359.55	4.567
TOTAL	10,095,184,304.64	100.000
Arthur E. Johnson
Affirmative	9,648,412,467.63	95.575
Withheld	446,771,837.01	4.425
TOTAL	10,095,184,304.64	100.000
Michael E. Kenneally
Affirmative	9,663,695,871.70	95.726
Withheld	431,488,432.94	4.274
TOTAL	10,095,184,304.64	100.000
James H. Keyes
Affirmative	9,655,350,989.13	95.644
Withheld	439,833,315.51	4.356
TOTAL	10,095,184,304.64	100.000
Marie L. Knowles
Affirmative	9,641,514,099.89	95.507
Withheld	453,670,204.75	4.493
TOTAL	10,095,184,304.64	100.000
Geoffrey A. von Kuhn
Affirmative	9,653,951,403.83	95.630
Withheld	441,232,900.81	4.370
TOTAL	10,095,184,304.64	100.000
Proposal 1 reflects trust wide proposal and voting results.

A special meeting of Fidelity® Arizona Municipal Income Fund's shareholders was held on November 18, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	141,513,234.70	95.717
Withheld	6,333,628.20	4.283
TOTAL	147,846,862.90	100.000
John Engler
Affirmative	141,111,596.44	95.445
Withheld	6,735,266.46	4.555
TOTAL	147,846,862.90	100.000
Albert R. Gamper, Jr.
Affirmative	139,842,144.46	94.586
Withheld	8,004,718.44	5.414
TOTAL	147,846,862.90	100.000
Robert F. Gartland
Affirmative	140,239,124.01	94.855
Withheld	7,607,738.89	5.145
TOTAL	147,846,862.90	100.000
Abigail P. Johnson
Affirmative	141,627,485.83	95.794
Withheld	6,219,377.07	4.206
TOTAL	147,846,862.90	100.000
Arthur E. Johnson
Affirmative	141,290,239.69	95.566
Withheld	6,556,623.21	4.434
TOTAL	147,846,862.90	100.000
Michael E. Kenneally
Affirmative	140,948,223.12	95.334
Withheld	6,898,639.78	4.666
TOTAL	147,846,862.90	100.000
James H. Keyes
Affirmative	140,778,866.80	95.220
Withheld	7,067,996.10	4.780
TOTAL	147,846,862.90	100.000
Marie L. Knowles
Affirmative	141,381,016.94	95.627
Withheld	6,465,845.96	4.373
TOTAL	147,846,862.90	100.000
Geoffrey A. von Kuhn
Affirmative	141,389,916.42	95.633
Withheld	6,456,946.48	4.367
TOTAL	147,846,862.90	100.000
Proposal 1 reflects trust wide proposal and voting results.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

AZI-SPZ-ANN-1016
1.536826.119

Fidelity® Municipal Money Market Fund Annual Report August 31, 2016

Contents

Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 8/31/16	% of fund's investments 2/29/16	% of fund's investments 8/31/15
1 - 7	67.7	82.3	18.4
8 - 30	4.4	3.0	64.3
31 - 60	5.4	2.3	4.8
61 - 90	2.2	1.1	1.8
91 - 180	6.8	5.2	3.6
> 180	13.5	6.1	7.1

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of August 31, 2016
Variable Rate Demand Notes (VRDNs)	41.5%
Tender Option Bond	13.3%
Other Municipal Security	35.8%
Investment Companies	8.4%
Net Other Assets (Liabilities)	1.0%

As of February 29, 2016
Variable Rate Demand Notes (VRDNs)	53.2%
Tender Option Bond	9.2%
Other Municipal Security	22.0%
Investment Companies	12.5%
Net Other Assets (Liabilities)	3.1%

Current And Historical 7-Day Yields

	8/31/16	5/31/16	2/29/16	11/30/15	8/31/15
Fidelity® Municipal Money Market Fund	0.23%	0.07%	0.01%	0.01%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Investments August 31, 2016

Showing Percentage of Net Assets

Variable Rate Demand Note - 41.5%
	Principal Amount (000s)	Value (000s)
Alabama - 0.5%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.85% 9/7/16, VRDN (a)(b)	$36,315	$36,315
Mobile Downtown Redev. Auth. Gulf Opportunity Zone Series 2011 A, 0.63% 9/7/16, LOC Bank of America NA, VRDN (a)(c)	25,000	25,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 0.63% 9/7/16, VRDN (a)	2,500	2,500
Tuscaloosa County Indl. Dev. Gulf Opportunity Series 2012 A, 0.68% 9/7/16, LOC JPMorgan Chase Bank, VRDN (a)	3,500	3,500
Univ. of Alabama at Birmingham Hosp. Rev. Series 2012 B, 0.64% 9/7/16, LOC Bank of America NA, VRDN (a)	10,025	10,025
		77,340
Alaska - 0.8%
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.64% 9/7/16, VRDN (a)	82,600	82,600
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.63% 9/7/16, VRDN (a)	26,000	26,000
Series 1994 C, 0.7% 9/7/16, VRDN (a)	6,400	6,400
Series 2002, 0.64% 9/7/16, VRDN (a)	15,700	15,700
		130,700
Arizona - 1.1%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2009 F, 0.65% 9/7/16, LOC Mizuho Corporate Bank Ltd., VRDN (a)	39,750	39,750
Coconino County Poll. Cont. Corp. Rev. (Tucson Elec. Pwr. Co. Navajo Proj.) Series 2010 A, 0.67% 9/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	29,500	29,500
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Ranchwood Apts. Proj.) Series 2001 A, 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	2,165	2,165
(San Angelin Apts. Proj.) Series 2004, 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	14,900	14,900
(San Clemente Apts. Proj.) Series 2004, 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	15,600	15,600
(San Fernando Apts. Proj.) Series 2004, 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	14,500	14,500
(San Lucas Apts. Proj.) Series 2003, 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	13,700	13,700
(San Martin Apts. Proj.):
Series A1, 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	8,000	8,000
Series A2, 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	4,300	4,300
(San Miguel Apts. Proj.) Series 2003, 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	16,200	16,200
(San Remo Apts. Proj.) Series 2002, 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	4,100	4,100
(Sands Apts. Proj.) Series 2001 A, 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	2,495	2,495
(Village Square Apts. Proj.) Series 2004, 0.64% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	2,500	2,500
Maricopa County Indl. Dev. Auth. Rev. (Clayton Homes, Inc. Proj.) Series 1998, 0.65% 9/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	4,200	4,200
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.62% 9/7/16, VRDN (a)	5,750	5,750
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Cimarron Place Apts. Proj.) 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	4,500	4,500
Series A, 0.65% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	2,480	2,480
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.61% 9/7/16, LOC Bank of America NA, VRDN (a)	1,000	1,000
		185,640
Arkansas - 0.3%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 0.7% 9/7/16, LOC Fannie Mae, VRDN (a)	6,545	6,545
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 0.85% 9/7/16, VRDN (a)(b)	8,400	8,400
Series 2002, 0.82% 9/7/16, VRDN (a)(b)	5,900	5,900
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.83% 9/7/16, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	26,700	26,700
		47,545
California - 0.2%
Anaheim Hsg. Auth. Multi-family Hsg. Rev. (Park Vista Apt. Proj.) Series 2000 D, 0.62% 9/7/16, LOC Freddie Mac, VRDN (a)(b)	3,600	3,600
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Maple Square Apt. Proj.) Series AA, 0.63% 9/7/16, LOC Citibank NA, VRDN (a)(b)	5,355	5,355
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.65% 9/7/16, LOC Bank of America NA, VRDN (a)	15,455	15,455
Stanislaus County Cap. Impts. Fing. Auth. Rev. Series 2004, 0.65% 9/7/16, LOC Bank of America NA, VRDN (a)	8,310	8,310
		32,720
Colorado - 0.5%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.67% 9/7/16, LOC Wells Fargo Bank NA, VRDN (a)	725	725
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 0.65% 9/7/16, LOC JPMorgan Chase Bank, VRDN (a)	27,800	27,800
Colorado Hsg. & Fin. Auth. Solid Waste Rev.:
(Waste Mgmt., Inc. Proj.) 0.65% 9/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	9,100	9,100
(Waste Mgmt., Inc. Proj.) 0.65% 9/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	14,160	14,160
Lakewood Hsg. Auth. Multi-family Rev.:
(Ridgemoor Apts. Proj.) Series 2003 A, 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	13,325	13,325
(Timberleaf Apts. Proj.) 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	11,165	11,165
		76,275
Connecticut - 0.5%
Connecticut Gen. Oblig. Series 2016 C, 0.61% 9/7/16 (Liquidity Facility Bank of America NA), VRDN (a)	26,200	26,200
Connecticut Health & Edl. Facilities Auth. Rev. Series 2011 B, 0.65% 9/7/16, LOC Bank of America NA, VRDN (a)	10,000	10,000
Connecticut Hsg. Fin. Auth.:
(Hsg. Mtg. Fin. Prog.):
Series 2012 D3, 0.61% 9/7/16 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)(b)	16,805	16,805
Series 2013 B5, 0.61% 9/7/16 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)(b)	12,010	12,010
Series E 3, 0.55% 9/7/16 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	16,200	16,200
		81,215
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.7% 9/7/16, VRDN (a)	4,400	4,400
Series 1994, 0.73% 9/1/16, VRDN (a)(b)	5,500	5,500
Series 1999 A, 0.65% 9/7/16, VRDN (a)	4,430	4,430
		14,330
District Of Columbia - 0.7%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Pentacle Apts. Proj.) Series 2008, 0.61% 9/7/16, LOC Freddie Mac, VRDN (a)	3,395	3,395
(Trenton Park Apts. Proj.) Series 2001, 0.68% 9/7/16, LOC Bank of America NA, VRDN (a)(b)	5,305	5,305
District of Columbia Rev.:
(Fort Lincoln New Town/Premium Distributors LLC Proj.) Series 2000, 0.7% 9/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	5,645	5,645
(The AARP Foundation Proj.) Series 2004, 0.62% 9/7/16, LOC Bank of America NA, VRDN (a)	11,900	11,900
(Washington Drama Society, Inc. Proj.) Series 2008, 0.61% 9/7/16, LOC JPMorgan Chase Bank, VRDN (a)	58,410	58,410
Metropolitan Arpts Auth. Series 2011 A:
0.62% 9/7/16, LOC Royal Bank of Canada, VRDN (a)(b)	17,000	17,000
0.62% 9/7/16, LOC Royal Bank of Canada, VRDN (a)(b)	10,015	10,015
0.62% 9/7/16, LOC Royal Bank of Canada, VRDN (a)(b)	12,700	12,700
		124,370
Florida - 2.6%
Brevard County Hsg. Fin. Auth. (Manatee Cove Apts. Proj.) 0.64% 9/7/16, LOC Citibank NA, VRDN (a)(b)	9,805	9,805
Broward County Arpt. Facilities Rev. Series 2007 A, 0.62% 9/7/16, LOC Citibank NA, VRDN (a)(b)	11,350	11,350
Broward County Fin. Auth. Multi-family Hsg. Rev.:
(Pinnacle Village Apts. Proj.) Series 2004, 0.68% 9/7/16, LOC Citibank NA, VRDN (a)(b)	5,900	5,900
(Sanctuary Apts Proj.) Series A, 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	15,120	15,120
Broward County Port Facilities Rev. (Port Everglades Proj.) Series 2008, 0.61% 9/7/16, LOC Royal Bank of Canada, VRDN (a)(b)	7,330	7,330
Collier County Hsg. Fin. Auth. Multi-family Rev.:
(Sawgrass Pines Apts. Proj.) 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	6,700	6,700
(Summer Lakes Phase II Apts. Proj.) 0.64% 9/7/16, LOC Citibank NA, VRDN (a)(b)	17,000	17,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Avalon Reserve Apts. Proj.) Series 2003 R1, 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	13,570	13,570
(Clarcona Groves Apts. Proj.) Series A, 0.64% 9/7/16, LOC Citibank NA, VRDN (a)(b)	10,890	10,890
(Collins Cove Sr. Apts. Proj.) Series 2003 W, 0.62% 9/7/16, LOC Citibank NA, VRDN (a)(b)	4,900	4,900
(Grande Court at North Port Apts. Proj.) Series 2004 E, 0.61% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	5,200	5,200
(Hunters Run Apts. Proj.) Series G, 0.66% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	6,925	6,925
(Mill Creek Apts. Proj.) Series 2004 K, 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	13,600	13,600
(Pinnacle Grove Apts. Proj.) Series 2003 A, 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	6,950	6,950
(Riverwalk I Apts. Proj.) Series 2008 E, 0.6% 9/7/16, LOC Freddie Mac, VRDN (a)(b)	4,850	4,850
(Savannah Springs Apts. Proj.) Series G, 0.62% 9/7/16, LOC Citibank NA, VRDN (a)(b)	13,060	13,060
Series 2006 H, 0.66% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	6,295	6,295
Florida Hsg. Fin. Corp. Rev.:
(Tuscany Lakes Apts. Proj.) Series 2002 K1, 0.64% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	4,000	4,000
(Valencia Village Apts. Proj.) Series G, 0.64% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	10,550	10,550
(Waterford Pointe Apts. Proj.) Series 2000 E1, 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	8,155	8,155
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Claymore Crossings Apt. Proj.) Series 2005, 0.64% 9/7/16, LOC Citibank NA, VRDN (a)(b)	11,900	11,900
(Grande Oaks Apts. Proj.) Series A, 0.61% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	6,700	6,700
(Hunters Run Apts. Proj.) Series 2002 A, 0.64% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	7,645	7,645
(Meridian Pointe Apts. Proj.) Series 2005, 0.64% 9/7/16, LOC Citibank NA, VRDN (a)(b)	10,700	10,700
(Morgan Creek Apts. Proj.) Series 2003, 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	12,600	12,600
(Royal Palm Key Apts. Proj.) Series 2002, 0.64% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	8,780	8,780
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Brookwood Forest Apts. Proj.) 0.64% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	8,365	8,365
Jacksonville Port Auth. Rev. (Mitsui O.S.K. Lines Ltd. Proj.) 0.66% 9/7/16, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	45,500	45,500
Lee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Univ. Club Apts. Proj.) Series A, 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	7,500	7,500
Miami-Dade County Series 2014 B, 0.56% 9/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	12,150	12,150
Ocean Hwy. & Port Auth. Rev. 0.7% 9/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	400	400
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Alta Westgate Apts. Proj.) Series C, 0.64% 9/7/16, LOC Citibank NA, VRDN (a)(b)	12,010	12,010
(Glenn Millenia Proj.) Series 2001 C, 0.66% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	3,400	3,400
(Osprey Ridge Apts. Proj.) Series 2000 H, 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	6,660	6,660
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay Apts. Proj.) Series A, 0.64% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	12,920	12,920
Palm Beach County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Renaissance Apts. Proj.) 0.64% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	19,400	19,400
Palm Beach County Rev. (Benjamin Private School Proj.) 0.62% 9/7/16, LOC Northern Trust Co., VRDN (a)	9,275	9,275
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.) Series 2009 A2, 0.58% 9/7/16, LOC Northern Trust Co., VRDN (a)	51,250	51,250
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge Cove Apts. Proj.) Series 2001, 0.64% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	7,200	7,200
		436,505
Georgia - 1.9%
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev. (Collegetown at Harris Homes Phase I Proj.) Series 2003, 0.66% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	7,230	7,230
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.73% 9/7/16, VRDN (a)	71,200	71,200
Bartow County Dev. Auth. Rev. Series 2016, 0.66% 9/7/16, LOC Comerica Bank, VRDN (a)(b)	4,135	4,135
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Series 2012, 0.65% 9/1/16, VRDN (a)(b)	1,000	1,000
Series 2013, 0.73% 9/7/16, VRDN (a)	57,900	57,900
(Oglethorpe Pwr. Corp. Proj.) Series 2010 B, 0.64% 9/7/16, LOC Bank of America NA, VRDN (a)	22,400	22,400
Canton Hsg. Auth. Multi-family Hsg. Rev. (Alta Ridgewalk Apts. Proj.) Series 2003, 0.66% 9/7/16, LOC Freddie Mac, VRDN (a)(b)	20,340	20,340
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Eagles Trace Apts. Proj.) Series 1996, 0.64% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	6,350	6,350
Gwinnett County Dev. Auth. Indl. Dev. Rev. (Curtis 1000, Inc. Proj.) Series 1996, 0.73% 9/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	6,460	6,460
Heard County Dev. Auth. Poll. Cont. Rev. Series 2007, 0.65% 9/1/16, VRDN (a)(b)	5,300	5,300
Kennesaw Dev. Auth. Multi-family Hsg. Rev. (Alta Ridenour Apts. Proj.) Series 2008, 0.66% 9/7/16, LOC Freddie Mac, VRDN (a)(b)	6,960	6,960
Loganville Hsg. Auth. Multi-family Hsg. Rev. (Alexander Crossing Apt. Proj.) 0.66% 9/7/16, LOC Freddie Mac, VRDN (a)(b)	11,755	11,755
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) First Series 2009, 0.74% 9/7/16, VRDN (a)	23,300	23,300
Newnan Dev. Auth. Multi-family Hsg. Rev. (The Club at Newnan Crossing Proj.) 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	9,100	9,100
Paulding County Hosp. Auth. Rev. Series 2012 B, 0.59% 9/7/16, LOC Northern Trust Co., VRDN (a)	4,800	4,800
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc. Proj.) Series 1995 A, 0.7% 9/7/16, VRDN (a)(b)	57,400	57,400
		315,630
Illinois - 2.9%
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) Series 1997, 0.68% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	1,800	1,800
Chicago Midway Arpt. Rev. Series 2014 C, 0.66% 9/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	97,540	97,540
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 D, 0.64% 9/7/16, LOC Barclays Bank PLC, VRDN (a)	83,500	83,500
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. (Lufthansa German Airlines Proj.) Series 2001, 0.63% 9/7/16, LOC Bayerische Landesbank, VRDN (a)(b)	43,770	43,770
Illinois Dev. Fin. Auth. Indl. Dev. Rev.:
(Delta-Unibus Corp. Proj.) Series 2001, 0.77% 9/7/16, LOC Bank of America NA, VRDN (a)(b)	2,400	2,400
(R&R Enterprises 2nd Proj.) Series 1999 A, 0.65% 9/7/16, LOC BMO Harris Bank NA, VRDN (a)(b)	1,195	1,195
Illinois Dev. Fin. Auth. Rev. (Rich Prods. Corp. Proj.) Series 1998, 0.7% 9/7/16, LOC HSBC Bank U.S.A., NA, VRDN (a)(b)	7,825	7,825
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.65% 9/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	16,900	16,900
Illinois Fin. Auth. Multi-family Rev. (Hidden Glen Apts. Proj.) Series 2007, 0.58% 9/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	6,745	6,745
Illinois Fin. Auth. Rev.:
(Edward Hosp. Obligated Group Proj.) Series 2008 B2, 0.64% 9/7/16, LOC JPMorgan Chase Bank, VRDN (a)	13,280	13,280
(Museum of Science & Industry Proj.) Series 2009 A, 0.63% 9/7/16, LOC Bank of America NA, VRDN (a)	11,280	11,280
Series 2009 B, 0.63% 9/7/16, LOC JPMorgan Chase Bank, VRDN (a)	15,280	15,280
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev.:
(Prairie Station Apts. Proj.) 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	17,900	17,900
(Valley View Apts. Proj.) 0.63% 9/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	10,810	10,810
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2007 A-2A, 0.61% 9/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	9,750	9,750
Series 2007 A1, 0.61% 9/7/16, LOC Citibank NA, VRDN (a)	97,900	97,900
Lake County Solid Waste Disp. Facilities Rev. (Countryside Landfill, Inc. Proj.) Series B, 0.68% 9/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	4,320	4,320
Lisle Village Multi-family Hsg. Rev. (Devonshire of Lisle Proj.) Series 1991, 0.65% 9/7/16, LOC Freddie Mac, VRDN (a)(b)	6,000	6,000
Univ. of Illinois Rev. Series 2008, 0.65% 9/7/16, LOC Wells Fargo Bank NA, VRDN (a)	31,425	31,425
		479,620
Indiana - 1.1%
Dearborn County Econ. Dev. Rev. (Dearborn County Hosp. Proj.) Series 2006, 0.61% 9/7/16, LOC Fifth Third Bank, Cincinnati, VRDN (a)	5,750	5,750
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.65% 9/7/16, LOC JPMorgan Chase Bank, VRDN (a)	23,535	23,535
Hammond Swr. & Solid Waste Disp. Rev. (Cargill, Inc. Proj.) 0.67% 9/7/16, VRDN (a)(b)	39,000	39,000
Indiana Dev. Fin. Auth. Envir. Rev.:
(Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 0.65% 9/7/16, LOC Mizuho Bank Ltd., VRDN (a)	32,450	32,450
(PSI Energy Proj.) Series 2003 B, 0.7% 9/7/16, VRDN (a)(b)	13,800	13,800
Series 2005, 0.67% 9/7/16, LOC Rabobank Nederland New York Branch, VRDN (a)	7,140	7,140
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series 2002 A, 0.65% 9/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	21,700	21,700
Series 2002 B, 0.64% 9/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	14,000	14,000
Indianapolis Econ. Dev. Rev. (Pine Glen Apts. Proj.) 0.65% 9/7/16, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (a)(b)	6,000	6,000
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) Series 2006, 0.65% 9/7/16, LOC Bank of America NA, VRDN (a)	15,000	15,000
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 0.64% 9/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	600	600
		178,975
Iowa - 0.0%
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.78% 9/7/16, VRDN (a)(b)	3,100	3,100
Kansas - 0.2%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2000, 0.7% 9/7/16, LOC Bank of America NA, VRDN (a)(b)	25,100	25,100
Lenexa Multi-family Hsg. Rev.:
(Heather Glen Apts. Proj.) Series 2007, 0.66% 9/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	1,040	1,040
(Meadows Apts. Proj.) Series A, 0.66% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	13,620	13,620
		39,760
Kentucky - 1.9%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.) Series 2008 A, 0.63% 9/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	66,900	66,900
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 0.68% 9/7/16 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	4,870	4,870
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 0.68% 9/7/16 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	67,250	67,250
Series 1993 B, 0.68% 9/7/16 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	37,700	37,700
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.7% 9/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	5,000	5,000
Henderson County Indl. Dev. Auth. (Pittsburg Tank & Tower Co. Proj.) 0.68% 9/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	100	100
Kentucky Higher Ed. Student Ln. Corp. Rev.:
Series 2008 A1, 0.65% 9/7/16, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	55,905	55,905
Series 2008 A2, 0.65% 9/7/16, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	31,000	31,000
Kentucky Hsg. Corp. Conduit Multi-family Mtg. Rev. (Gleneagles Apts. Proj.) 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	9,000	9,000
Kentucky Hsg. Corp. Multi-family Rev. (Canterbury Southgate Hsg. Proj.) 0.63% 9/7/16, LOC Freddie Mac, VRDN (a)(b)	12,565	12,565
Logan County Solid Waste Disp. (Waste Mgmt. of Kentucky LLC Proj.) 0.62% 9/7/16, LOC PNC Bank NA, VRDN (a)(b)	7,450	7,450
Mercer County Solid Waste Disp. Facility Rev. (Kentucky Utils. Co. Proj.) Series 2000 A, 0.63% 9/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	12,900	12,900
Minor Lane Heights Solid Waste Disp. Rev. (Waste Mgmt. of Kentucky, LLC Proj. D) Series 2003, 0.62% 9/7/16, LOC PNC Bank NA, VRDN (a)(b)	11,000	11,000
		321,640
Louisiana - 1.3%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series 2008 A, 0.64% 9/7/16, LOC JPMorgan Chase Bank, VRDN (a)	56,625	56,625
Louisiana Hsg. Fin. Auth. Multi-family Hsg. Rev. (The Reserve at Jefferson Proj.) Series 2008, 0.61% 9/7/16, LOC Freddie Mac, VRDN (a)	4,095	4,095
Louisiana Pub. Facilities Auth. Gulf Opportunity Zone Rev. (Celtic Mgmt. Corp. Proj.) Series 2008, 0.61% 9/7/16, LOC JPMorgan Chase Bank, VRDN (a)	6,250	6,250
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.):
Series 2002, 0.67% 9/7/16, VRDN (a)(b)	7,000	7,000
Series 2003, 0.67% 9/7/16, VRDN (a)(b)	15,650	15,650
(C-Port LLC Proj.) Series 2008, 0.68% 9/7/16, LOC Bank of America NA, VRDN (a)	3,540	3,540
Saint James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.8% 9/7/16, VRDN (a)	18,755	18,755
Series 2010 B1, 0.82% 9/7/16, VRDN (a)	43,245	43,245
(NuStar Logistics, L.P. Proj.):
Series 2010 A, 0.69% 9/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	7,850	7,850
Series 2010 B, 0.69% 9/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	44,500	44,500
Series 2011, 0.66% 9/7/16, LOC Bank of Nova Scotia, VRDN (a)	5,000	5,000
		212,510
Maine - 0.3%
Maine Fin. Auth. Solid Waste Disposable Rev. (Casella Waste Systems, Inc. Proj.) 0.75% 9/7/16, LOC Bank of America NA, VRDN (a)(b)	3,600	3,600
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 A, 0.61% 9/7/16, LOC JPMorgan Chase Bank, VRDN (a)	27,780	27,780
Maine Hsg. Auth. Multi-family Dev. Rev. (Park Village Apts. Proj.) 0.68% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	23,600	23,600
		54,980
Maryland - 0.4%
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. (Barrington Apts. Proj.) Series A, 0.61% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	39,765	39,765
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev.:
Series 2007 F, 0.62% 9/7/16, LOC PNC Bank NA, VRDN (a)(b)	10,000	10,000
Series 2008 C, 0.62% 9/7/16, LOC PNC Bank NA, VRDN (a)(b)	8,450	8,450
		58,215
Michigan - 0.3%
Michigan Fin. Auth. Rev. Series 22 A, 0.59% 9/7/16, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	22,141	22,141
Michigan Strategic Fund Ltd. Oblig. Rev. (Consumers Energy Co. Proj.) 0.67% 9/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	33,100	33,100
		55,241
Minnesota - 0.1%
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 0.65% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	9,800	9,800
Minneapolis Multi-family Rev. (Stone Arch Apt. Proj.) Series 2002, 0.65% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	3,500	3,500
		13,300
Mississippi - 0.1%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.71% 9/7/16, LOC Bank of America NA, VRDN (a)(b)	10,000	10,000
Mississippi Dev. Bank Spl. Oblig. (Harrison County Proj.) Series 2008 A2, 0.65% 9/7/16, LOC Bank of America NA, VRDN (a)	14,000	14,000
		24,000
Missouri - 0.2%
Grandview Indl. Dev. Auth. Multi-family Hsg. Rev. (Briarwood Apts. Proj.) 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	11,100	11,100
Saint Louis Indl. Dev. Auth. (Metropolitan Lofts Apts. Proj.) Series 2003 A, 0.69% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	25,900	25,900
		37,000
Montana - 0.0%
Forsyth Poll. Cont. Rev. Series 2008 A, 0.69% 9/7/16, VRDN (a)(b)	450	450
Nebraska - 0.4%
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.65% 9/7/16, LOC Bank of America NA, VRDN (a)(b)	10,000	10,000
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2013 F, 0.66% 9/7/16 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	10,170	10,170
Series 2014 B, 0.66% 9/7/16 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	8,425	8,425
Series 2015 D, 0.66% 9/7/16 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	17,145	17,145
Washington County Indl. Dev. Rev. (Cargill Dow Polymers LLC Proj.) Series 2000, 0.62% 9/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	20,000	20,000
		65,740
Nevada - 0.6%
Clark County Indl. Dev. Rev.:
(Southwest Gas Corp. Proj.) Series 2009 A, 0.68% 9/7/16, LOC Bank of America NA, VRDN (a)	17,000	17,000
Series 2008 A, 0.65% 9/7/16, LOC MUFG Union Bank NA, VRDN (a)(b)	42,800	42,800
Nevada Hsg. Division (Horizon Apt. Hsg. Proj.) Series 2000 A, 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	7,345	7,345
Reno Cap. Impt. Rev. Series 2005 A, 0.61% 9/7/16, LOC Bank of America NA, VRDN (a)	11,855	11,855
Washoe County Gas Facilities Rev.:
Series 2016 C, 0.76% 9/7/16, VRDN (a)(b)	4,200	4,200
Series 2016 D, 0.77% 9/7/16, VRDN (a)(b)	4,900	4,900
Series 2016 E, 0.77% 9/7/16, VRDN (a)(b)	4,900	4,900
		93,000
New Hampshire - 0.1%
New Hampshire Hsg. Fin. Auth. Multi-family Rev. (Pheasant Run Proj.) 0.66% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	16,400	16,400
New York - 10.6%
New York City Gen. Oblig. Series 2004 A3, 0.65% 9/7/16, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (a)	14,890	14,890
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(270 East Burnside Avenue Apts.) Series A, 0.68% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	6,400	6,400
(89 Murray St. Proj.) Series A, 0.67% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	34,000	34,000
(941 Hoe Avenue Apts. Proj.) Series A, 0.66% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	6,660	6,660
(Beacon Mews Dev. Proj.) Series 2006 A, 0.68% 9/7/16, LOC Citibank NA, VRDN (a)(b)	8,000	8,000
(Cook Street Apts. Proj.) Series A, 0.67% 9/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	4,380	4,380
(Courtland Avenue Apts. Proj.) Series A, 0.68% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	7,905	7,905
(East 165th Street Proj.) Series A, 0.67% 9/7/16, LOC Citibank NA, VRDN (a)(b)	7,665	7,665
(Intervale Gardens Apts.) Series A, 0.67% 9/7/16, LOC Citibank NA, VRDN (a)(b)	3,115	3,115
(Louis Nine Boulevard Apts. Proj.) Series A, 0.68% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	7,300	7,300
(Manhattan Court Dev. Proj.) Series A, 0.67% 9/7/16, LOC Citibank NA, VRDN (a)(b)	16,500	16,500
(Morris Ave. Apts. Proj.) Series A, 0.66% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	14,700	14,700
(Peter Cintron Apts. Proj.) Series C, 0.66% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	7,840	7,840
(State Renaissance Court Proj.) Series A, 0.66% 9/7/16, LOC Freddie Mac, VRDN (a)(b)	28,700	28,700
(Villa Avenue Apts. Proj.) Series 2006 A, 0.66% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	5,990	5,990
(West 48th Street Dev. Proj.) Series 2001 A, 0.67% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	14,000	14,000
Series 2011 A, 0.6% 9/7/16, LOC Freddie Mac, VRDN (a)(b)	9,350	9,350
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(155 West 21st Street Dev. Proj.) Series 2007 A, 0.68% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	37,900	37,900
(255 West 9th Street Proj.) Series 2001 A, 0.67% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	69,435	69,435
(Brittany Dev. Proj.) Series A, 0.67% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	45,900	45,900
(Linden Plaza Proj.) Series 2008 A, 0.65% 9/7/16, LOC Freddie Mac, VRDN (a)(b)	62,795	62,795
(Morris Avenue Apts. Proj.) Series A, 0.67% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	36,000	36,000
(Rivereast Apts. Proj.) Series A, 0.66% 9/7/16, LOC Freddie Mac, VRDN (a)(b)	4,150	4,150
(Sierra Dev. Proj.) Series A, 0.67% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	55,935	55,935
(Westport Dev. Proj.) Series 2004 A, 0.67% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	61,000	61,000
Series 2002 A, 0.67% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	51,500	51,500
New York City Transitional Fin. Auth. Rev.:
Series 2003 1A, 0.66% 9/7/16 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	25,300	25,300
Series 2003 A2, 0.6% 9/2/16 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	36,100	36,100
New York Hsg. Fin. Agcy. Rev.:
(125 West 31st Street Proj.) Series 2005 A, 0.68% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	104,300	104,300
(1500 Lexington Avenue Proj.) Series A, 0.66% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	8,000	8,000
(240 East 39th Street Hsg. Proj.) Series 1997 A, 0.67% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	10,100	10,100
(250 West 50th Street Hsg. Proj.) Series 1997 A, 0.67% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	13,495	13,495
(316 Eleventh Ave. Hsg. Proj.) Series 2007 A, 0.68% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	89,500	89,500
(360 West 43rd Street Hsg. Proj.) Series A, 0.68% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	9,900	9,900
(55 West 25th Street Hsg. Proj.) Series 2005 A, 0.67% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	105,400	105,400
(600 West and 42nd St. Hsg. Proj.):
Series 2007 A, 0.65% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	62,100	62,100
Series 2008 A, 0.68% 9/7/16, LOC Freddie Mac, VRDN (a)(b)	18,900	18,900
(750 Sixth Avenue Hsg. Proj.):
Series 1998 A, 0.68% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	39,500	39,500
Series 1999 A, 0.68% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	28,500	28,500
(Chelsea Arms Hsg. Proj.) Series 1998 A, 0.68% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	7,000	7,000
(Clinton Green South Hsg. Proj.):
Series 2005 A, 0.68% 9/7/16, LOC Freddie Mac, VRDN (a)(b)	68,800	68,800
Series 2006 A, 0.68% 9/7/16, LOC Freddie Mac, VRDN (a)(b)	21,500	21,500
(Clinton Park Phase II Hsg. Proj.) Series 2011 A2, 0.66% 9/7/16, LOC Wells Fargo Bank NA, VRDN (a)	34,400	34,400
(Grace Towers Hsg. Proj.) Series 2004 A, 0.67% 9/7/16, LOC Freddie Mac, VRDN (a)(b)	11,530	11,530
(Helena Hsg. Proj.) Series 2003 A, 0.65% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	9,000	9,000
(Reverend Polite Ave. Apt. Hsg. Proj.) Series 2005 A, 0.7% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	7,435	7,435
(Sea Park East Hsg. Proj.) Series 2004 A, 0.7% 9/7/16, LOC Freddie Mac, VRDN (a)(b)	13,300	13,300
(Sea Park West Hsg. Proj.) Series 2004 A, 0.7% 9/7/16, LOC Freddie Mac, VRDN (a)(b)	14,100	14,100
(South Cove Plaza Proj.) Series A, 0.66% 9/7/16, LOC Freddie Mac, VRDN (a)(b)	28,000	28,000
(Theatre Row Tower Hsg. Proj.):
Series 2001 A, 0.68% 9/7/16, LOC Freddie Mac, VRDN (a)(b)	10,000	10,000
Series 2002 A, 0.68% 9/7/16, LOC Freddie Mac, VRDN (a)(b)	3,500	3,500
(Tower 31 Hsg. Proj.) Series 2005 A, 0.68% 9/7/16, LOC Freddie Mac, VRDN (a)(b)	74,800	74,800
(Tribeca Park Proj.) Series 1997 A, 0.68% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	74,100	74,100
(West 20th Street Proj.) Series 2001 A, 0.65% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	51,000	51,000
(Worth Street Hsg. Proj.) Series A, 0.68% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	47,600	47,600
Series 1997 A, 0.68% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	34,300	34,300
Series 2000 A, 0.68% 9/7/16, LOC Freddie Mac, VRDN (a)(b)	14,500	14,500
Series 2004 A, 0.65% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	53,950	53,950
Series 2014 A2, 0.63% 9/7/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	6,500	6,500
New York State Energy Research & Dev. Auth. Facilities Rev.:
(Consolidated Edison Co. of New York, Inc. Proj.) Series 2004 C3, 0.68% 9/7/16, LOC Mizuho Bank Ltd., VRDN (a)(b)	15,500	15,500
Series 2010 A, 0.68% 9/7/16, LOC Bank of Nova Scotia, VRDN (a)(b)	2,000	2,000
		1,775,920
North Carolina - 0.5%
Durham County Indl. and Poll. Cont. Auth. Rev. Series 2007, 0.61% 9/7/16, LOC Wells Fargo Bank NA, VRDN (a)	140	140
Greensboro Combined Enterprise Sys. Rev. Series 2014 A, 0.63% 9/7/16 (Liquidity Facility Bank of America NA), VRDN (a)	13,410	13,410
Lower Cape Fear Wtr. & Swr. Auth. Rev. (Bladen Bluffs Proj.) Series 2010, 0.63% 9/7/16, LOC Rabobank Nederland New York Branch, VRDN (a)	12,865	12,865
North Carolina Med. Care Commission Hosp. Rev. (Wayne Memorial Hosp. Proj.) Series 2009, 0.64% 9/7/16, LOC Branch Banking & Trust Co., VRDN (a)	6,880	6,880
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.63% 9/7/16, LOC Cr. Industriel et Commercial, VRDN (a)	31,400	31,400
Piedmont Triad Arpt. Auth.:
Series 2008 A, 0.66% 9/7/16, LOC Branch Banking & Trust Co., VRDN (a)	5,235	5,235
Series 2008 B, 0.68% 9/7/16, LOC Branch Banking & Trust Co., VRDN (a)(b)	7,000	7,000
		76,930
Ohio - 0.3%
Allen County Hosp. Facilities Rev. Series 2012 B, 0.65% 9/7/16, VRDN (a)	14,000	14,000
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.69% 9/7/16, LOC Bank of New York, New York, LOC Citizens Bank of Pennsylvania, VRDN (a)	31,660	31,660
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
(Mtg.-Backed Securities Prog.) Series B, 0.68% 9/7/16 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	7,555	7,555
Series 2004 D, 0.66% 9/7/16 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	1,085	1,085
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.65% 9/7/16, LOC Bank of America NA, VRDN (a)(b)	2,900	2,900
		57,200
Oklahoma - 0.2%
Tulsa Arpts. Impt. Trust Spl. Facility Rev. 0.62% 9/7/16, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	10,120	10,120
Univ. Hospitals Trust Rev. Series 2005 A, 0.65% 9/7/16, LOC Bank of America NA, VRDN (a)	22,115	22,115
		32,235
Oregon - 0.1%
Portland Hsg. Auth. Rev.:
(New Columbia - Cecelia Proj.) Series 2004, 0.66% 9/7/16, LOC Bank of America NA, VRDN (a)(b)	3,310	3,310
(New Columbia - Trouton Proj.) Series 2005, 0.66% 9/7/16, LOC Bank of America NA, VRDN (a)(b)	5,385	5,385
Portland Multi-family Hsg. Rev. (The Village at Lovejoy Fountain Proj.) Series 2009, 0.62% 9/7/16, LOC Freddie Mac, VRDN (a)(b)	15,000	15,000
		23,695
Pennsylvania - 0.2%
Bucks County Indl. Dev. Auth. Rev. (Lutheran Cmnty. at Telford Healthcare Ctr., Inc. Proj.) Series 2007 B, 0.74% 9/7/16, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,155	2,155
Butler County Gen. Auth. Rev. (Erie School District Proj.) Series 2011, 0.59% 9/7/16, LOC PNC Bank NA, VRDN (a)	60	60
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 B, 0.58% 9/7/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	11,340	11,340
Lancaster Indl. Dev. Auth. Rev. (Willow Valley Retirement Proj.) Series 2009 B, 0.6% 9/7/16, LOC PNC Bank NA, VRDN (a)	7,200	7,200
Luzerne County Convention Ctr. Series 2012, 0.59% 9/7/16, LOC PNC Bank NA, VRDN (a)	80	80
Philadelphia Auth. for Indl. Dev. Rev. (Spl. People in Northeast, Inc. Proj.) Series 2006, 0.78% 9/7/16, LOC Citizens Bank of Pennsylvania, VRDN (a)	925	925
Washington County Hosp. Auth. Rev. (Monongahela Valley Hosp. Proj.) Series 2011 B, 0.59% 9/7/16, LOC PNC Bank NA, VRDN (a)	5,095	5,095
		26,855
South Carolina - 0.3%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 B, 0.63% 9/1/16, VRDN (a)(b)	1,000	1,000
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Waste Mgmt. of South Carolina, Inc. Proj.) Series 2003 A, 0.64% 9/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	15,000	15,000
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev.:
(South Carolina Elec. & Gas Co. Proj.) Series 2008, 0.6% 9/7/16, LOC TD Banknorth, NA, VRDN (a)(b)	15,935	15,935
(South Carolina Generating Co., Inc. Proj.) Series 2008, 0.6% 9/7/16, LOC TD Banknorth, NA, VRDN (a)(b)	20,700	20,700
		52,635
South Dakota - 0.0%
South Dakota Hsg. Dev. Auth. (Harmony Heights Proj.) Series 2001, 0.67% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	6,050	6,050
Tennessee - 0.7%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 2003, 0.63% 9/1/16, LOC Bank of America NA, VRDN (a)	1,210	1,210
Henderson TN IDB Rev. (Arvin Sango, Inc. Proj.) Series 2012, 0.59% 9/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	6,000	6,000
Lewisburg Indl. Dev. Board (Waste Mgmt., Inc., Proj.) 0.62% 9/7/16, LOC PNC Bank NA, VRDN (a)(b)	25,000	25,000
Loudon County Indl. Dev. Board Exempt Facilities Rev. (Kimberly-Clark Corp. Proj.) 0.68% 9/7/16, VRDN (a)(b)	11,600	11,600
Loudon Indl. Dev. Board Solid Waste Disp. Rev. (Tate & Lyle Ingredients Americas, Inc. Proj.) Series 2006, 0.69% 9/7/16, LOC Rabobank Nederland, VRDN (a)(b)	29,700	29,700
Memphis Health, Edl. & Hsg. Facilities Board (Ashland Lakes Apts. Proj.) Series A, 0.63% 9/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	10,000	10,000
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board (Whispering Oaks Apts. Proj.) 0.66% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	15,000	15,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 1999, 0.67% 9/7/16, LOC Bank of America NA, VRDN (a)	11,620	11,620
Series 2002, 0.63% 9/1/16, LOC Bank of America NA, VRDN (a)	1,930	1,930
		112,060
Texas - 5.9%
Austin Arpt. Sys. Rev.:
Series 2005 1, 0.59% 9/7/16, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	45,500	45,500
Series 2005 2, 0.59% 9/7/16, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	45,450	45,450
Series 2005 3, 0.59% 9/7/16, LOC Sumitomo Mitsui Banking Corp., VRDN(a)(b)	25,635	25,635
Brownsville Indl. Dev. Corp. Rev. (Rich-Seapak Corp. Proj.) Series 1997, 0.7% 9/7/16, LOC HSBC Bank U.S.A., NA, VRDN (a)(b)	6,250	6,250
Calhoun County Navigation District Port Rev. (Formosa Plastics Corp. Proj.) Series 2000, 0.63% 9/7/16, LOC Bank of America NA, VRDN (a)(b)	5,500	5,500
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.):
Series 2000, 0.61% 9/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	22,800	22,800
Series 2001, 0.61% 9/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	25,000	25,000
Calhoun Port Auth. Envir. Facilities Rev.:
(Formosa Plastics Corp. Proj.) Series 2012, 0.61% 9/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	38,100	38,100
(Formosa Plastics Corp. Texas Proj.) Series 2008, 0.63% 9/7/16, LOC Bank of America NA, VRDN (a)(b)	48,000	48,000
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. (Marble Falls Vistas Apts. Proj.) 0.64% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	5,285	5,285
Dallas Hsg. Fin. Corp. Multi-family Hsg. Rev. (The Masters Apts. Proj.) 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	6,880	6,880
Dallas Performing Arts Cultural Facilities Corp. Cultural Facility Rev. (Dallas Ctr. For The Performing Arts Foundation, Inc. Proj.) Series 2008 A, 0.61% 9/7/16, LOC Bank of America NA, VRDN (a)	27,100	27,100
Gilmer Indl. Dev. Corp. (Duoline Technologies LP Proj.) Series 2008 A, 0.72% 9/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	7,825	7,825
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.65% 9/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	22,300	22,300
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Lafayette Village Apts. Proj.) Series 2006, 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	6,415	6,415
(Louetta Village Apts. Proj.) Series 2005, 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	6,180	6,180
(Primrose Aldine Bender Apt. Proj.) Series 2004, 0.66% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	7,210	7,210
(Primrose at Bammel Apts. Proj.) Series 2005, 0.66% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	7,680	7,680
(Quail Chase Apts. Proj.) Series 1999, 0.64% 9/7/16, LOC Gen. Elec. Co., VRDN (a)(b)	11,110	11,110
(Wellington Park Apts. Proj.) Series 2004, 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	11,350	11,350
Houston Arpt. Sys. Rev. Series 2010, 0.64% 9/7/16, LOC Barclays Bank PLC, VRDN (a)	64,375	64,375
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Fairlake Cove Apts. Proj.) Series 2005, 0.62% 9/7/16, LOC Citibank NA, VRDN (a)(b)	8,515	8,515
(Little Nell Apts. Proj.) Series 2003, 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	11,700	11,700
(Mayfair Park Apts. Proj.) Series 2004, 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	8,800	8,800
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 0.85% 9/7/16, VRDN (a)(b)	12,600	12,600
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Onyx Envir. Svcs. Proj.) Series 2003, 0.74% 9/7/16, LOC Bank of America NA, VRDN (a)(b)	11,950	11,950
Montgomery County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Conroe Lodge at Silverdale Apt. Homes Proj.) 0.63% 9/7/16, LOC Freddie Mac, VRDN (a)(b)	7,470	7,470
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.67% 9/1/16, VRDN (a)	3,200	3,200
Series 2004, 0.89% 9/7/16, VRDN (a)(b)	99,850	99,850
Series 2009 B, 0.68% 9/1/16, VRDN (a)	14,390	14,390
Series 2009 C, 0.68% 9/1/16, VRDN (a)	11,400	11,400
Series 2010 B, 0.67% 9/1/16, VRDN (a)	4,350	4,350
Series 2010 C, 0.68% 9/1/16, VRDN (a)	5,300	5,300
Series 2010 D:
0.67% 9/1/16, VRDN (a)	10,585	10,585
0.68% 9/1/16, VRDN (a)	5,800	5,800
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.):
Series 2000, 0.67% 9/7/16, VRDN (a)(b)	24,000	24,000
Series 2001, 0.67% 9/7/16, VRDN (a)(b)	25,000	25,000
Series 2002, 0.67% 9/7/16, VRDN (a)(b)	17,500	17,500
Series 2010 A, 0.7% 9/7/16 (Total SA Guaranteed), VRDN (a)	1,000	1,000
Series 2012, 0.7% 9/7/16 (Total SA Guaranteed), VRDN (a)	27,200	27,200
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 0.7% 9/7/16 (Total SA Guaranteed), VRDN (a)	34,200	34,200
Riesel Indl. Dev. Corp. (Sandy Creek Energy Assoc. Proj.) 0.67% 9/7/16, LOC BNP Paribas SA, VRDN (a)(b)	50,000	50,000
Southeast Texas Hsg. Fin. Corp. Multi-family Hsg. Rev. (Oaks of Hitchcock Apt. Proj.) Series 2000 A, 0.64% 9/7/16, LOC Gen. Elec. Co., VRDN (a)(b)	5,150	5,150
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Methodist Hospitals of Dallas Proj.) Series 2008, 0.62% 9/7/16, LOC JPMorgan Chase Bank, VRDN (a)	37,615	37,615
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 0.67% 9/7/16, LOC JPMorgan Chase Bank, VRDN (a)	1,690	1,690
Texas City Indl. Dev. Corp. (Del Papa Realty Hldgs. LP Proj.) Series 2011, 0.66% 9/7/16, LOC Bank of America NA, VRDN (a)	9,930	9,930
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev.:
(Bristol Apts. Proj.) Series 2004, 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	11,300	11,300
(Chisholm Trail Proj.) Series 2004, 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	5,000	5,000
(Pinnacle Apts. Proj.) Series 2004, 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	13,265	13,265
(Residences at Sunset Pointe Proj.) Series 2006, 0.7% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	15,000	15,000
(St. Augustine Estate Proj.) Series 2005, 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	5,880	5,880
(Windshire Apts. Proj.) Series 2007, 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	13,200	13,200
Series 2004, 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	10,800	10,800
Travis County Hsg. Fin. Corp. (Rosemont at Old Manor Apts.) Series 2004, 0.66% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	8,985	8,985
		978,570
Utah - 0.1%
Utah Hsg. Corp. Multi-family Hsg. Rev. (Springwood Apts. Proj.) Series 2005 A, 0.66% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	8,485	8,485
Virginia - 0.2%
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. Series A, 0.61% 9/7/16, LOC Freddie Mac, VRDN (a)(b)	8,000	8,000
Hampton Indl. Dev. Auth. Exempt Facilities Rev. (U.S.A. Waste of Virginia Landfills, Inc. Proj.) Series 2000, 0.62% 9/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	10,000	10,000
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.72% 9/7/16, LOC Bank of America NA, VRDN (a)	3,355	3,355
Prince William County Indl. Dev. Auth. Sewage Disp. Facilities Rev. (Dale Svc. Corp. Proj.):
Series 2000, 0.62% 9/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	2,700	2,700
Series 2001, 0.62% 9/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	2,100	2,100
Series 2006, 0.62% 9/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	3,650	3,650
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. (Atlantic Waste Disp. Proj.) 0.62% 9/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	10,000	10,000
		39,805
Washington - 2.9%
King County Hsg. Auth. Rev. (Overlake TOD Hsg. Proj.) 0.66% 9/7/16, LOC Bank of America NA, VRDN (a)(b)	16,430	16,430
Port of Seattle Rev.:
Series 1997, 0.62% 9/7/16, LOC Bank of America NA, VRDN (a)(b)	49,000	49,000
Series 2008, 0.62% 9/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	105,625	105,625
Port of Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 2009, 0.65% 9/7/16, LOC Bank of America NA, VRDN (a)	25,000	25,000
Snohomish County Hsg. Auth. Hsg. Rev. (Ebey Arms Centerhouse Proj.) Series 2003, 0.65% 9/7/16, LOC Bank of America NA, VRDN (a)	7,300	7,300
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series D, 0.65% 9/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	20,000	20,000
Series E, 0.65% 9/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	17,300	17,300
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Avalon Ridge Apts. Proj.) Series 1999, 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	17,550	17,550
(Ballard Landmark Inn Proj.) Series 2015 A, 0.62% 9/7/16, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(b)	26,890	26,890
(Crestview Apts. Proj.) Series 2004, 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	14,000	14,000
(Discovery Heights Apt. Proj.) Series 2010, 0.62% 9/7/16, LOC Freddie Mac, VRDN (a)	11,575	11,575
(Echo Lake Sr. Apts. Proj.) Series 2006, 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	17,970	17,970
(Fairwinds Redmond Proj.) Series A, 0.63% 9/7/16, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(b)	19,250	19,250
(Gardens Univ. Village Apt. Proj.) Series A, 0.62% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	48,540	48,540
(Highland Park Apts. Proj.) Series A, 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	9,040	9,040
(Merrill Gardens at Renton Centre Proj.) Series A, 0.62% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	20,790	20,790
(Pinehurst Apts. Proj.) Series A, 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	12,000	12,000
(Silver Creek Apts. Proj.) Series A, 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	12,250	12,250
(The Lodge at Eagle Ridge Proj.) Series A, 0.63% 9/7/16, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(b)	9,485	9,485
(The Vintage at Everett Sr. Living Proj.) Series 2004 A, 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	15,750	15,750
(The Vintage at Richland Sr. Living Proj.) Series 2004 A, 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	7,535	7,535
(Vintage Mount Vernon Proj.) Series A, 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	7,500	7,500
		490,780
West Virginia - 0.3%
Harrison County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.65% 9/7/16, LOC Bank of America NA, VRDN (a)(b)	8,420	8,420
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.):
Series 1990 A, 0.67% 9/7/16, LOC Deutsche Bank AG, VRDN (a)(b)	3,800	3,800
Series 1990 B, 0.67% 9/7/16, LOC Deutsche Bank AG, VRDN (a)(b)	3,800	3,800
Series 1990 C, 0.67% 9/7/16, LOC Deutsche Bank AG, VRDN (a)(b)	1,900	1,900
Series 1990 D, 0.67% 9/7/16, LOC Deutsche Bank AG, VRDN (a)(b)	1,900	1,900
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 0.84% 9/7/16, VRDN (a)(b)	15,800	15,800
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 0.91% 9/7/16, VRDN (a)(b)	14,900	14,900
West Virginia Hosp. Fin. Auth. Rev. (Pallottine Health Svcs. Proj.) 0.7% 9/7/16, LOC Fifth Third Bank, Cincinnati, VRDN (a)	175	175
Wood County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.65% 9/7/16, LOC Bank of America NA, VRDN (a)(b)	6,580	6,580
		57,275
Wisconsin - 0.0%
Kohler Solid Waste Disp. (Kohler Co. Proj.) Series 1997, 0.77% 9/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	3,300	3,300
Wyoming - 0.1%
Converse County Envir. Impt. Rev. Series 1995, 0.76% 9/7/16, VRDN (a)(b)	1,200	1,200
Converse County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.65% 9/7/16, VRDN (a)	1,500	1,500
Laramie County Indl. Dev. Rev. (Cheyenne Lt., Fuel & Pwr. Co. Proj.) Series 2009 B, 0.6% 9/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	2,300	2,300
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 0.69% 9/7/16, VRDN (a)(b)	19,500	19,500
		24,500
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $6,942,496)		6,942,496

Tender Option Bond - 13.3%
Alabama - 0.1%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. Participating VRDN:
Series 16 XM0207, 0.59% 9/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	6,500	6,500
Series 16 ZM0206, 0.59% 9/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	2,975	2,975
		9,475
Alaska - 0.1%
Anchorage Wastewtr. Rev. Participating VRDN Series Solar 07 97, 0.58% 9/7/16 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	24,560	24,560
Arizona - 0.2%
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series 16 XM 02 45, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,395	6,395
Series BC 10 21W, 0.61% 9/7/16 (Liquidity Facility Barclays Bank PLC) (a)(d)	5,200	5,200
Series Floaters XF 21 92, 0.59% 9/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	5,245	5,245
Series Putters XM0009, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,000	4,000
Series ROC II R 14060, 0.58% 9/7/16 (Liquidity Facility Citibank NA) (a)(d)	4,000	4,000
		24,840
California - 0.3%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series II R 11901, 0.58% 9/7/16 (Liquidity Facility Citibank NA) (a)(d)	2,100	2,100
California Edl. Facilities Auth. Rev. Participating VRDN Series ROC II R 11974, 0.58% 9/7/16 (Liquidity Facility Citibank NA) (a)(d)	4,555	4,555
Los Angeles Cmnty. College District Participating VRDN:
Series MS 3096, 0.59% 9/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	1,500	1,500
Series ROC II R 11728, 0.58% 9/7/16 (Liquidity Facility Citibank NA) (a)(d)	7,040	7,040
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN Series 16 ZF0321, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,380	3,380
Newport Mesa Unified School District Bonds Series WF 11 70Z, 0.76%, tender 9/1/16 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	16,775	16,775
San Juan Capistrano Gen. Oblig. Participating VRDN Series Putters 0048, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	10,050	10,050
		45,400
Colorado - 0.7%
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	41,645	41,645
Colorado Health Facilities Auth. Rev. Participating VRDN Series ZF 04 17, 0.71% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,800	3,800
Colorado State Univ. Board of Governors Enterprise Sys. Rev. Participating VRDN Series MS 3316, 0.59% 9/7/16 (Liquidity Facility Cr. Suisse AG) (a)(d)	14,030	14,030
Univ. of Colorado Enterprise Sys. Rev.:
Bonds Series RBC E 55, 0.76%, tender 11/1/16 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	46,725	46,725
Participating VRDN Series Floaters XM 03 85, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,500	7,500
Participating VRDN Series Putters 15 XM0007, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,600	5,600
		119,300
Connecticut - 0.1%
Connecticut Health & Edl. Facilities Auth. Rev. Participating VRDN Series BA 15 XF0247, 0.6% 9/7/16 (Liquidity Facility Bank of America NA) (a)(d)	8,614	8,614
District Of Columbia - 0.3%
District Columbia Income Tax Rev. Participating VRDN Series XM 02 84, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	11,000	11,000
District of Columbia Gen. Oblig. Participating VRDN:
Series 16 XM 03 25, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,500	7,500
Series MS 4301, 0.59% 9/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	9,000	9,000
District of Columbia Income Tax Rev. Participating VRDN:
Series BC 13 15U, 0.59% 9/7/16 (Liquidity Facility Barclays Bank PLC) (a)(d)	4,200	4,200
Series EGL 14 0039, 0.59% 9/7/16 (Liquidity Facility Citibank NA) (a)(d)	6,200	6,200
Series Putters 4020, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,250	7,250
Series XF 23 41, 0.67% 9/7/16 (Liquidity Facility Barclays Bank PLC) (a)(d)	4,800	4,800
		49,950
Florida - 0.8%
Central Florida Expressway Bonds Series RBC E 62, 0.76%, tender 11/1/16 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	69,800	69,800
Highlands County Health Facilities Auth. Rev. Participating VRDN Series ROC II R 11830, 0.58% 9/7/16 (Liquidity Facility Citibank NA) (a)(d)	10,875	10,875
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series 16 ZF0339, 0.61% 9/7/16 (Liquidity Facility Bank of America NA) (a)(d)	2,160	2,160
Miami Beach Resort Tax Rev. Participating VRDN:
Series 15 XF0260, 0.6% 9/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	16,160	16,160
Series RBC 15 ZM0119, 0.61% 9/7/16 (Liquidity Facility Royal Bank of Canada) (a)(d)	7,500	7,500
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 0.58% 9/7/16 (Liquidity Facility Citibank NA) (a)(d)	6,400	6,400
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series 15 XF0085, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	405	405
Tampa Health Sys. Rev. Participating VRDN:
Series 16 XF2213, 0.59% 9/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	6,800	6,800
Series 16 XF2214, 0.59% 9/7/16 (Liquidity Facility Citibank NA) (a)(d)	4,800	4,800
		124,900
Georgia - 0.1%
Private Colleges & Univs. Auth. Rev.:
Bonds Series WF 11 32C, 0.76%, tender 9/8/16 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	5,800	5,800
Participating VRDN:
Series BC 13 20U, 0.59% 9/7/16 (Liquidity Facility Barclays Bank PLC) (a)(d)	4,000	4,000
Series Floaters ZM 01 52, 0.59% 9/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	3,735	3,735
		13,535
Hawaii - 0.1%
Hawaii Gen. Oblig. Participating VRDN Series Putters 4007, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,665	6,665
Honolulu City and County Wastewtr. Sys. Participating VRDN Series ROC II R 11989, 0.58% 9/7/16 (Liquidity Facility Citibank NA) (a)(d)	4,005	4,005
		10,670
Illinois - 0.5%
City of Chicago Gen. Oblig. Bonds Participating VRDN Series XF 23 42, 0.81% 9/7/16 (Liquidity Facility Barclays Bank PLC) (a)(d)	1,900	1,900
Illinois Fin. Auth. Rev. Participating VRDN:
Series 15 XF0253, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,250	2,250
Series BA 15 XF0248, 0.6% 9/7/16 (Liquidity Facility Bank of America NA) (a)(d)	12,855	12,855
Series MS 3332, 0.59% 9/7/16 (Liquidity Facility Cr. Suisse AG) (a)(d)	5,700	5,700
Series Putters 0022, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	11,205	11,205
Series Putters 3435, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,105	2,105
Series XL 00 21, 0.59% 9/7/16 (Liquidity Facility Barclays Bank PLC) (a)(d)	3,950	3,950
0.58% 9/7/16 (Liquidity Facility Citibank NA) (a)(d)	3,000	3,000
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series 15 XF0277, 0.64% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,000	2,000
Series 15 XM 0078, 0.61% 9/7/16 (Liquidity Facility Royal Bank of Canada) (a)(d)	10,285	10,285
Series 15 ZM0118, 0.59% 9/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	3,335	3,335
Series Floaters XM 03 94, 0.59% 9/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	17,240	17,240
Series MS 16 XF 2212, 0.59% 9/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	2,767	2,767
The County of Cook Participating VRDN Series XF 23 13, 0.71% 9/7/16 (Liquidity Facility Barclays Bank PLC) (a)(d)	4,500	4,500
Will Cnty. Gen. Oblig. Participating VRDN Series Floaters ZF 05 11, 0.55% 9/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	6,000	6,000
		89,092
Indiana - 0.5%
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar 07 26, 0.59% 9/7/16 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	7,720	7,720
Indiana Fin. Auth. Rev. Participating VRDN Series 15 XF0106, 0.62% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	17,180	17,180
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds Series 16 E71, 0.72%, tender 12/1/16 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	63,380	63,380
		88,280
Louisiana - 0.7%
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series EGL 14 0049, 0.6% 9/7/16 (Liquidity Facility Citibank NA) (a)(d)	108,700	108,700
Series XM 02 89, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	9,990	9,990
		118,690
Maryland - 0.1%
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN Series BA 15 XF0246, 0.61% 9/7/16 (Liquidity Facility Bank of America NA) (a)(d)	5,055	5,055
Montgomery County Gen. Oblig. Participating VRDN Series 15 XF0110, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,020	6,020
		11,075
Massachusetts - 0.3%
Massachusetts Clean Wtr. Trust Participating VRDN Series Clipper 06 11, 0.61% 9/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	49,205	49,205
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series Putters 3990, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,000	2,000
		51,205
Michigan - 0.1%
Michigan Bldg. Auth. Rev. Participating VRDN Series Floaters XM 03 92, 0.52% 9/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	8,600	8,600
Michigan Fin. Auth. Rev. Participating VRDN:
Series 15 XF0126, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,890	4,890
Series 16 ZM0166, 0.6% 9/7/16 (Liquidity Facility Royal Bank of Canada) (a)(d)	2,240	2,240
Michigan State Univ. Revs. Bonds Series WF 11 33 C, 0.76%, tender 9/8/16 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	3,000	3,000
		18,730
Minnesota - 0.0%
Minnesota State Gen. Fdg. Rev. Participating VRDN Series 15 ZF0175, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,335	3,335
Mississippi - 0.1%
Mississippi Gen. Oblig. Participating VRDN Series Clipper 09 60, 0.6% 9/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	10,500	10,500
Missouri - 0.1%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN:
Series EGL 07 0001, 0.58% 9/7/16 (Liquidity Facility Citibank NA) (a)(d)	6,000	6,000
Series XL 00 37, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,785	2,785
Missouri Health & Edl. Facilities Rev. Participating VRDN Series XF 0292, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	11,305	11,305
		20,090
Nebraska - 0.0%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 0.74% 9/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	7,700	7,700
Nevada - 0.3%
Clark County Participating VRDN Series XM 02 80, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	32,115	32,115
Clark County Fuel Tax Participating VRDN Series ROC II R 11507, 0.58% 9/7/16 (Liquidity Facility Citibank NA) (a)(d)	2,400	2,400
Clark County Wtr. Reclamation District Participating VRDN:
Series 16 ZF0446, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,005	7,005
Series ZF 04 79, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,000	6,000
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN Series 16 ZF0382, 0.6% 9/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	4,685	4,685
		52,205
New Hampshire - 0.0%
New Hampshire Health and Ed. Facilities Auth. Rev. Participating VRDN Series Floaters 16 025, 0.61% 9/7/16 (Liquidity Facility Barclays Bank PLC) (a)(d)	4,412	4,412
New Mexico - 0.1%
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Participating VRDN Series Solar 2007 19, 0.59% 9/7/16 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	14,485	14,485
New York - 0.6%
New York City Gen. Oblig. Participating VRDN Series ROC II R 14045, 0.58% 9/7/16 (Liquidity Facility Citibank NA) (a)(d)	11,600	11,600
New York City Muni. Wtr. Fin. Auth. Participating VRDN Series XM 02 86, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,750	3,750
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series 16 ZF0449, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,025	7,025
Series ROC II R 11931, 0.58% 9/7/16 (Liquidity Facility Citibank NA) (a)(d)	3,750	3,750
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series ROC II R 11994, 0.58% 9/7/16 (Liquidity Facility Citibank NA) (a)(d)	4,500	4,500
Series ROC II R 14082, 0.58% 9/7/16 (Liquidity Facility Citibank NA) (a)(d)	6,200	6,200
0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,850	3,850
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series Putters 3518, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,640	2,640
Series ROC II R 14005, 0.58% 9/7/16 (Liquidity Facility Citibank NA) (a)(d)	14,030	14,030
New York Dorm. Auth. Revs. Participating VRDN:
ROC II R 11944, 0.58% 9/7/16 (Liquidity Facility Citibank NA) (a)(d)	5,150	5,150
Series EGL 07 0002, 0.58% 9/7/16 (Liquidity Facility Citibank NA) (a)(d)	12,935	12,935
Series ROC II R 11943, 0.58% 9/7/16 (Liquidity Facility Citibank NA) (a)(d)	5,580	5,580
New York Liberty Dev. Corp. Participating VRDN Series 16 XF0406, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,910	5,910
New York Sales Tax Asset Receivables Corp. Participating VRDN Series 2015 ZF0209, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,250	5,250
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.58% 9/7/16 (Liquidity Facility Citibank NA) (a)(d)	4,800	4,800
		96,970
North Carolina - 1.2%
City of Charlotte Wtr. Swr. Sys. Rev. Participating VRDN Series XL 00 12, 0.59% 9/7/16 (Liquidity Facility Barclays Bank PLC) (a)(d)	5,000	5,000
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series 15 XF0095, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,025	3,025
Series 15 XF2167, 0.58% 9/7/16 (Liquidity Facility Citibank NA) (a)(d)	4,800	4,800
Series EGL 14 0050, 0.59% 9/7/16 (Liquidity Facility Citibank NA) (a)(d)	63,665	63,665
Series EGL 14 0051, 0.59% 9/7/16 (Liquidity Facility Citibank NA) (a)(d)	14,220	14,220
Series EGL 14 0052, 0.59% 9/7/16 (Liquidity Facility Citibank NA) (a)(d)	64,735	64,735
Series MS 15 XF2165, 0.59% 9/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	8,385	8,385
Series ROC II R 11850, 0.58% 9/7/16 (Liquidity Facility Citibank NA) (a)(d)	12,600	12,600
North Carolina Cap. Facilities Fin. Agcy. Rev. Bonds Participating VRDN Series Floaters ZM 00 98, 0.59% 9/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	3,335	3,335
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN:
Series 15 XF0147, 0.6% 9/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	9,365	9,365
Series BC 10 31W, 0.59% 9/7/16 (Liquidity Facility Barclays Bank PLC) (a)(d)	3,625	3,625
		192,755
North Dakota - 0.1%
North Dakota Hsg. Fin. Agcy. Rev. Bonds Series RBC E58, 0.72%, tender 1/3/17 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	17,695	17,695
Ohio - 0.1%
Columbus Gen. Oblig. Participating VRDN Series Clipper 08 2, 0.6% 9/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	7,985	7,985
Ohio Hosp. Facilities Rev. Participating VRDN:
Series XL 00 31, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,500	3,500
0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,800	4,800
		16,285
Oklahoma - 0.4%
Oklahoma St. Tpk. Auth. Rev. Bonds Series 2016 E, 0.72%, tender 1/3/17 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	69,100	69,100
Oregon - 0.1%
Oregon Gen. Oblig.:
Bonds Series WF11 57 C, 0.76%, tender 11/10/16 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	10,785	10,785
Participating VRDN Series ROC II R 11949, 0.58% 9/7/16 (Liquidity Facility Citibank NA) (a)(d)	3,615	3,615
		14,400
Pennsylvania - 1.1%
Geisinger Auth. Health Sys. Rev. Participating VRDN Series 16 XF0425, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,560	4,560
Montgomery Cnty. Indl. Dev. Auth. Rev. Participating VRDN Series Floaters 62 144, 0.61% 9/7/16 (Liquidity Facility Barclays Bank PLC) (a)(d)	5,630	5,630
Pennsylvania Gen. Oblig. Participating VRDN Series 16 ZF0424, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,590	3,590
Pennsylvania Health & Edl. Facilities Fing. Auth. Rev. Bonds Series E72, 0.72%, tender 12/1/16 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	59,400	59,400
Pennsylvania Higher Edl. Facilities Auth. Bonds Series 2016 E75, 0.72%, tender 1/3/17 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	6,995	6,995
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series WF 11 26C, 0.76%, tender 11/10/16 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	1,000	1,000
Univ. of Pittsburgh Med. Ctr. Bonds Series RBC E53, 0.72%, tender 1/3/17 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	108,900	108,900
		190,075
South Carolina - 0.2%
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series Floaters XM 03 84, 0.68% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,470	2,470
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 0.65% 9/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	22,845	22,845
		25,315
Tennessee - 0.4%
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	67,475	67,475
Rutherford County Health & Edl. Facilities Board Rev. Participating VRDN Series 2014 ZF0208, 0.66% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000	5,000
		72,475
Texas - 1.4%
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN Series ROC II R 11992, 0.58% 9/7/16 (Liquidity Facility Citibank NA) (a)(d)	3,775	3,775
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds Series WF 10 53C, 0.76%, tender 11/10/16 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	5,540	5,540
City of Dallas Wtrwks. and Swr. Sys. Rev. Participating VRDN Series XF 23 34, 0.58% 9/7/16 (Liquidity Facility Citibank NA) (a)(d)	6,000	6,000
Cleburne Independent School District Participating VRDN Series ZF 04 95, 0.6% 9/7/16 (Liquidity Facility Royal Bank of Canada) (a)(d)	5,600	5,600
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series Clipper 09 52, 0.6% 9/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	6,980	6,980
Frisco Independent School District Participating VRDN Series ROC II R 11960, 0.58% 9/7/16 (Liquidity Facility Citibank NA) (a)(d)	6,310	6,310
Harris County Gen. Oblig. Participating VRDN Series Clipper 07 46, 0.61% 9/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	5,000	5,000
Houston Arpt. Sys. Rev. Participating VRDN Series RBC 16 ZM0169, 0.6% 9/7/16 (Liquidity Facility Royal Bank of Canada) (a)(d)	4,165	4,165
Houston Gen. Oblig. Participating VRDN Series Putters 4338, 0.63% 9/7/16 (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	6,305	6,305
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series ROC II R 11860, 0.58% 9/7/16 (Liquidity Facility Citibank NA) (a)(d)	6,000	6,000
Judson Independent School District Participating VRDN Series MS 06 1859, 0.58% 9/7/16 (Liquidity Facility Wells Fargo & Co.) (a)(d)	7,890	7,890
Klein Independent School District Participating VRDN Series ROCS II R 11942, 0.58% 9/7/16 (Liquidity Facility Citibank NA) (a)(d)	5,145	5,145
Leander Independent School District Participating VRDN Series BC 10 28W, 0.59% 9/7/16 (Liquidity Facility Barclays Bank PLC) (a)(d)	2,250	2,250
North East Texas Independent School District Participating VRDN Series EGL 14 0018, 0.58% 9/7/16 (Liquidity Facility Citibank NA) (a)(d)	22,305	22,305
San Antonio Elec. & Gas Sys. Rev. Participating VRDN:
Series 2015 ZF0211, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000	5,000
Series Floaters XM 03 77, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	17,750	17,750
Series Putters 3344, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,700	1,700
Series XF 0293, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	9,020	9,020
San Antonio Pub. Facilities Corp. Lease Rev. Participating VRDN Series 16 ZF 0456, 0.58% 9/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	7,465	7,465
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN:
Series 16 XF0411, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	11,625	11,625
Series 16 XM0196, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000	5,000
Series 16 ZF 0282, 0.6% 9/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	3,760	3,760
Series XY1001, 0.59% 9/7/16 (Liquidity Facility Barclays Bank PLC) (a)(d)	4,620	4,620
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series Putters 0028, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,750	6,750
Texas A&M Univ. Rev. Participating VRDN Series BC 10 39W, 0.59% 9/7/16 (Liquidity Facility Barclays Bank PLC) (a)(d)	1,580	1,580
Texas Gen. Oblig.:
Bonds Series WF 1183C, 0.83%, tender 9/29/16 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(d)(e)	15,100	15,100
Participating VRDN:
Series 15 XF0075, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	11,915	11,915
Series 16 ZF0248, 0.6% 9/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	2,640	2,640
Series EGL 07 139, 0.58% 9/7/16 (Liquidity Facility Citibank NA) (a)(d)	8,685	8,685
Series Putters 3478, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,995	4,995
Texas St. Wtr. Finl. Auth. Rev. Participating VRDN Series 16 XM 02 56, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,500	7,500
Texas Trans. Commission State Hwy. Fund Rev. Participating VRDN Series Putters 2563, 0.61% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,665	6,665
Texas Wtr. Dev. Board Rev. Participating VRDN Series merlots 08 C51, 0.59% 9/7/16 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	10,030	10,030
West Harris County Reg'l. Wtr. Auth. Wtr. Sys. Rev. Participating VRDN Series Solar 07 103, 0.59% 9/7/16 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	3,500	3,500
		238,565
Utah - 0.1%
Riverton Hosp. Rev. Participating VRDN Series RBC ZF 0274, 0.61% 9/7/16 (Liquidity Facility Royal Bank of Canada) (a)(d)	14,900	14,900
Utah County Hosp. Rev. Participating VRDN Series XM 03 64, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,730	6,730
		21,630
Vermont - 0.0%
Vermont Edl. and Health Buildings Fing. Agcy. Participating VRDN Series XF 23 61, 0.66% 9/7/16 (Liquidity Facility Barclays Bank PLC) (a)(d)	3,875	3,875
Virginia - 0.4%
Fairfax County Indl. Dev. Auth. Participating VRDN Series MS 3309, 0.59% 9/7/16 (Liquidity Facility Cr. Suisse AG) (a)(d)	2,300	2,300
Fairfax County Indl. Dev. Auth. Rev. Participating VRDN Series XG 00 21, 0.58% 9/7/16 (Liquidity Facility Citibank NA) (a)(d)	6,660	6,660
Univ. of Virginia Gen. Rev. Participating VRDN Series EGL 14 0048, 0.59% 9/7/16 (Liquidity Facility Citibank NA) (a)(d)	41,105	41,105
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series Floaters XL 00 11, 0.64% 9/7/16 (Liquidity Facility Barclays Bank PLC) (a)(d)	3,335	3,335
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series 16 XM0142, 0.6% 9/7/16 (Liquidity Facility Royal Bank of Canada) (a)(d)	6,770	6,770
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series Putters 3036, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,370	3,370
Series ROC II R 11923, 0.58% 9/7/16 (Liquidity Facility Citibank NA) (a)(d)	3,640	3,640
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,015	1,015
		68,195
Washington - 1.4%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series 15 XF2158, 0.58% 9/7/16 (Liquidity Facility Citibank NA) (a)(d)	2,885	2,885
King County Gen. Oblig. Participating VRDN Series BC 10 66W, 0.59% 9/7/16 (Liquidity Facility Barclays Bank PLC) (a)(d)	2,500	2,500
King County Swr. Rev. Participating VRDN:
Series EGL 14 0047, 0.59% 9/7/16 (Liquidity Facility Citibank NA) (a)(d)	31,185	31,185
Series Putters 15 XM0012, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,950	6,950
Series ROC II R 11962, 0.58% 9/7/16 (Liquidity Facility Citibank NA) (a)(d)	2,200	2,200
Pierce County School District #10 Tacoma Participating VRDN Series 15 XF2166, 0.58% 9/7/16 (Liquidity Facility Citibank NA) (a)(d)	2,700	2,700
Seattle Muni. Lt. & Pwr. Rev. Bonds Series WF 11-18C, 0.76%, tender 11/10/16 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	6,730	6,730
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.58% 9/7/16 (Liquidity Facility Wells Fargo & Co.) (a)(d)	2,530	2,530
Univ. of Washington Univ. Revs. Participating VRDN Series Solar 07 75, 0.61% 9/7/16 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	20,100	20,100
Washington Gen. Oblig.:
Bonds Series WF 11-16C, 0.76%, tender 11/17/16 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	33,900	33,900
Participating VRDN:
Series 16 XM 02 55, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,005	5,005
Series 16 XM0216, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	12,300	12,300
Series 16 XM0218, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	10,000	10,000
Series 16 XM0219, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	10,000	10,000
Series 16 ZF0352, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	11,660	11,660
Series MS 33 864X, 0.59% 9/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	2,500	2,500
Series Putters 3854, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,500	3,500
Series ROC 14090, 0.58% 9/7/16 (Liquidity Facility Citibank NA) (a)(d)	9,400	9,400
Series ROC II R 11889, 0.58% 9/7/16 (Liquidity Facility Citibank NA) (a)(d)	2,250	2,250
Series ROC II R 14074, 0.58% 9/7/16 (Liquidity Facility Citibank NA) (a)(d)	8,000	8,000
0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,250	2,250
Washington Health Care Facilities Auth. Rev. Participating VRDN:
Series 15 XF0083, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	16,875	16,875
Series 15 XF0132, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,065	7,065
Series 15 XF0148, 0.58% 9/7/16 (Liquidity Facility Bank of America NA) (a)(d)	7,485	7,485
Series 2015 XF0150, 0.6% 9/7/16 (Liquidity Facility Bank of America NA) (a)(d)	4,355	4,355
Washington State Motor Vehicle Fuel Tax Auth. Gen. Oblig. Participating VRDN Series XL 00 39, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,100	5,100
		229,425
Wisconsin - 0.2%
Wisconsin Gen. Oblig. Participating VRDN Series Clipper 09 36, 0.6% 9/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	11,500	11,500
Wisconsin Health & Edl. Facilities Participating VRDN:
Series 16 XM0208, 0.59% 9/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	6,865	6,865
Series MS 3337, 0.59% 9/7/16 (Liquidity Facility Cr. Suisse AG) (a)(d)	5,000	5,000
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series 2015 ZF0216, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,500	2,500
Series Floaters 3184, 0.59% 9/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	11,860	11,860
		37,725
TOTAL TENDER OPTION BOND
(Cost $2,215,528)		2,215,528

Other Municipal Security - 35.8%
Arizona - 0.8%
Phoenix Civic Impt. Corp.:
Series 14B1:
0.45% 9/6/16, LOC Bank of America NA, CP (b)	22,200	22,200
0.48% 10/6/16, LOC Bank of America NA, CP (b)	35,000	35,000
0.51% 10/6/16, LOC Bank of America NA, CP (b)	33,500	33,500
Series 14B2, 0.55% 10/3/16, LOC Barclays Bank PLC, CP (b)	12,400	12,400
Pima County Ctfs. of Prtn. Bonds Series 2015, 2% 12/1/16	3,980	3,994
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C:
0.47% 9/6/16, CP	11,600	11,600
0.47% 9/7/16, CP	12,900	12,900
Tucson Gen. Oblig. Bonds Series 2016, 2% 7/1/17	3,195	3,230
		134,824
California - 3.1%
California Dept. of Wtr. Resources Bonds (Cent VY Proj.) Series 2011 AJ, 5% 12/1/16 (Escrowed to Maturity)	10	10
California Gen. Oblig. Bonds:
Series 2009, 5% 10/1/16	1,000	1,004
Series 2013:
5% 2/1/17	1,150	1,171
5% 2/1/17	1,500	1,528
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Bonds:
Series 2010 A, 0.65%, tender 11/1/16 (Liquidity Facility Royal Bank of Canada) (a)	75,300	75,300
Series 2010 B, 0.64%, tender 11/1/16 (Liquidity Facility Royal Bank of Canada) (a)	28,025	28,025
Kern County Gen. Oblig. TRAN Series 2016, 2% 3/15/17	19,000	19,143
Los Angeles County Gen. Oblig. TRAN Series 2016, 3% 6/30/17	30,000	30,574
Los Angeles Dept. of Wtr. & Pwr. Rev. 0.48% 10/13/16 (Liquidity Facility Royal Bank of Canada), CP	29,700	29,700
Los Angeles Gen. Oblig. TRAN Series 2016, 3% 6/29/17	196,900	200,640
Riverside County Gen. Oblig. TRAN Series 2016, 3% 6/30/17	103,800	105,778
San Diego Unified School District TRAN Series 2016 A, 2% 6/30/17	20,600	20,840
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series A4, 0.55% 10/5/16, LOC Wells Fargo Bank NA, CP (b)	1,500	1,500
		515,213
Colorado - 1.1%
Colorado Gen. Fdg. Rev. TRAN Series 2016 A, 2% 6/27/17	27,400	27,712
Colorado Springs Utils. Rev.:
Series A, 0.5% 9/7/16, LOC Bank of America NA, CP	17,600	17,600
Series B, 0.47% 9/7/16, LOC Bank of America NA, CP	10,900	10,900
Colorado Univ. Co. Hosp. Auth. Rev. Bonds:
Series 2015 A, 0.81%, tender 3/29/17 (a)	87,410	87,410
Series 2015 B, 0.81%, tender 3/29/17 (a)	8,570	8,570
Series 2015 C, 0.81%, tender 3/29/17 (a)	24,370	24,370
		176,562
Connecticut - 0.6%
Connecticut Gen. Oblig. Bonds Series 2016 A, 3% 3/15/17	24,000	24,306
Connecticut Health & Edl. Facilities Auth. Rev. Bonds Series S1:
0.47% tender 9/6/16, CP mode	4,875	4,875
0.5% tender 10/4/16, CP mode	5,100	5,100
Danbury Gen. Oblig. BAN Series 2016, 2% 7/20/17	35,700	36,135
Enfield Gen. Oblig. BAN Series 2016, 2% 8/9/17	24,000	24,280
Univ. of Connecticut Gen. Oblig. Bonds Series 2016 A, 4% 3/15/17	6,540	6,655
		101,351
District Of Columbia - 0.5%
District of Columbia Rev. Bonds Series 2000, 0.48% tender 9/8/16, LOC JPMorgan Chase Bank, CP mode	5,000	5,000
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 1:
0.45% 9/1/16, LOC JPMorgan Chase Bank, CP	14,100	14,100
0.48% 9/1/16, LOC JPMorgan Chase Bank, CP	5,500	5,500
0.48% 9/6/16, LOC JPMorgan Chase Bank, CP	28,100	28,100
0.53% 11/14/16, LOC JPMorgan Chase Bank, CP	35,100	35,100
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Bonds Series 2010 B, 5% 10/1/16 (b)	1,695	1,701
		89,501
Florida - 3.3%
Charlotte County School District TAN Series 2016, 2% 3/31/17 (f)	12,585	12,681
Florida Local Govt. Fin. Cmnty. Series 11A1:
0.45% 9/6/16, LOC JPMorgan Chase Bank, CP	32,205	32,205
0.49% 9/6/16, LOC JPMorgan Chase Bank, CP	8,832	8,832
0.5% 10/5/16, LOC JPMorgan Chase Bank, CP	34,390	34,390
Hillsborough County Cap. Impt. Prog. Rev. Series A, 0.52% 10/27/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	36,600	36,600
Jacksonville Gen. Oblig. Series 04A, 0.55% 9/8/16, LOC Barclays Bank PLC, CP	17,500	17,500
JEA Saint Johns River Pwr. Park Sys. Rev. Bonds Series 25, 5% 10/1/16	225	226
Miami-Dade County Aviation Rev. Series C, 0.68% 12/2/16, LOC Bank of America NA, CP (b)	15,000	15,000
Miami-Dade County School District TAN Series 2016, 5% 2/23/17	201,695	205,884
Miami-Dade County Wtr. & Swr. Rev.:
Series A1, 0.55% 10/5/16, LOC Barclays Bank PLC, CP	26,300	26,300
Series B1, 0.52% 10/6/16, LOC Sumitomo Mitsui Banking Corp., CP	17,600	17,600
Orlando Utils. Commission Util. Sys. Rev. Bonds Series 2011 A, 0.81%, tender 3/29/17 (a)	46,400	46,400
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, 0.86%, tender 3/29/17 (a)	28,200	28,200
Series 2014 A1, 0.81%, tender 3/29/17 (a)	28,900	28,900
Tampa Health Sys. Rev. Bonds Series 2012 B, 0.86%, tender 3/29/17 (a)	42,015	42,015
		552,733
Georgia - 2.0%
Atlanta Arpt. Rev.:
Series D4, 0.56% 11/2/16, LOC Bank of America NA, CP (b)	5,368	5,368
Series E1, 0.53% 11/2/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	2,375	2,375
Series E2, 0.56% 11/2/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	4,133	4,133
Series E3, 0.53% 11/2/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	2,439	2,439
Atlanta Wtr. & Wastewtr. Rev.:
Series 15A1, 0.58% 1/9/17, LOC PNC Bank NA, CP	2,500	2,500
Series 15A2, 0.58% 1/9/17, LOC Wells Fargo Bank NA, CP	6,300	6,300
Fulton County Gen. Oblig. TAN 1% 12/30/16	62,400	62,489
Georgia Muni. Elec. Auth. Pwr. Rev.:
Bonds Series 85A, 0.5% tender 9/7/16, LOC Barclays Bank PLC, CP mode	16,150	16,150
Series B, 0.44% 9/7/16, LOC TD Banknorth, NA, CP	34,818	34,818
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, 0.67%, tender 12/1/16 (Liquidity Facility Royal Bank of Canada) (a)	51,500	51,500
Series 2010 A2, 0.68%, tender 12/1/16 (Liquidity Facility Royal Bank of Canada) (a)	144,700	144,700
		332,772
Idaho - 0.7%
Idaho Gen. Oblig. TAN Series 2016, 2% 6/30/17	80,400	81,245
Idaho Health Facilities Auth. Hosp. Rev. Bonds Series 2013 ID, 0.6%, tender 12/1/16 (a)	28,870	28,870
		110,115
Illinois - 1.2%
Illinois Fin. Auth. Ed. Rev. Series LOY:
0.45% 9/15/16, LOC PNC Bank NA, CP	17,600	17,600
0.5% 10/4/16, LOC PNC Bank NA, CP	16,900	16,900
0.52% 9/1/16, LOC PNC Bank NA, CP	17,400	17,400
Illinois Fin. Auth. Rev. Bonds:
(Advocate Health Care Network Proj.) Series 2011 B, 0.86%, tender 3/29/17 (a)	40,850	40,850
Series 12H, 0.5% tender 10/5/16, CP mode	25,000	25,000
Series 12I, 0.5% tender 10/5/16, CP mode	10,200	10,200
Series E, 5%, tender 5/1/17 (a)	4,000	4,114
0.52% tender 9/1/16, CP mode	28,500	28,500
0.52% tender 9/9/16, CP mode	34,900	34,900
0.54% tender 9/16/16, CP mode	10,100	10,100
		205,564
Indiana - 0.6%
Indiana Fin. Auth. Rev. Bonds Series D2, 0.48% tender 9/8/16, CP mode	52,575	52,575
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds:
(Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (a)	3,925	3,948
Series 2006 B8, 4.1%, tender 11/3/16 (a)	5,530	5,562
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001:
1.6%, tender 2/1/17 (a)	20	20
1.6%, tender 2/1/17 (a)	4,435	4,453
Indianapolis Gas Util. Sys. Rev.:
0.47% 9/19/16, LOC JPMorgan Chase Bank, CP	17,600	17,600
0.48% 9/8/16, LOC JPMorgan Chase Bank, CP	17,600	17,600
		101,758
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds Series 01A, 0.85% tender 9/8/16, CP mode	7,900	7,900
Maryland - 0.9%
Anne Arundel County Gen. Oblig. Bonds Series 2016:
5% 10/1/16	6,475	6,499
5% 10/1/16	6,070	6,092
Baltimore County Gen. Oblig.:
0.5% 10/3/16 (Liquidity Facility Mizuho Bank Ltd.), CP	25,100	25,100
0.5% 10/3/16 (Liquidity Facility Mizuho Bank Ltd.), CP	31,500	31,500
0.5% 10/3/16 (Liquidity Facility Mizuho Bank Ltd.), CP	1,000	1,000
0.52% 9/1/16 (Liquidity Facility Mizuho Bank Ltd.), CP	44,900	44,900
Montgomery County Gen. Oblig. Bonds Series 2013 MD, 0.6%, tender 12/1/16 (a)	43,045	43,045
		158,136
Massachusetts - 1.5%
Arlington Gen. Oblig. BAN 2% 11/10/16	8,232	8,255
Lexington Gen. Oblig. BAN Series 2016, 2% 2/17/17	13,406	13,490
Massachusetts Gen. Oblig. RAN:
Series 2016 B 2% 5/22/17	17,800	17,969
Series 2016 C 2% 6/26/17	116,500	117,749
Series A 2% 4/24/17	36,800	37,118
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 1992:
0.85% tender 9/26/16, CP mode	1,600	1,600
0.85% tender 9/27/16, CP mode	8,550	8,550
Series 1992, 0.88% tender 9/28/16, CP mode	21,295	21,295
Series 93B, 0.9% tender 9/7/16, CP mode	12,800	12,800
Massachusetts Port Auth. Rev. Series 12B, 0.51% 10/6/16, LOC TD Banknorth, NA, CP (b)	14,900	14,900
		253,726
Michigan - 1.4%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, 0.81%, tender 3/29/17 (a)	16,745	16,745
Michigan Bldg. Auth. Rev. 0.6% 9/29/16, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	8,800	8,800
Michigan Fin. Auth. Rev. Bonds Series 2013 M1, 0.6%, tender 12/1/16 (a)	47,535	47,535
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F:
0.83%, tender 3/29/17 (a)	30,255	30,255
0.83%, tender 3/29/17 (a)	35,310	35,310
0.83%, tender 3/29/17 (a)	36,560	36,560
Series 2010 F2, 1.5%, tender 3/1/17 (a)	2,100	2,108
Univ. of Michigan Rev.:
Series K 1, 0.55% 9/6/16, CP	10,895	10,895
Series K 2, 0.59% 5/22/17, CP	5,725	5,725
Series K1:
0.45% 9/6/16, CP	10,200	10,200
0.48% 9/1/16, CP	10,500	10,500
0.49% 9/1/16, CP	7,800	7,800
Series K2, 0.51% 5/1/17, CP	8,700	8,700
		231,133
Minnesota - 0.2%
Minnesota Gen. Oblig. Bonds Series 2013 F, 5% 10/1/16	1,000	1,004
Univ. of Minnesota Gen. Oblig. Series 07C, 0.45% 9/7/16, CP	18,450	18,450
Univ. of Minnesota Rev. Series A, 0.45% 9/1/16, CP	14,100	14,100
		33,554
Missouri - 0.9%
Curators of the Univ. of Missouri Series A:
0.45% 10/3/16, CP	14,500	14,500
0.47% 9/7/16, CP	17,500	17,500
0.48% 9/22/16, CP	22,600	22,600
0.49% 9/7/16, CP	5,000	5,000
0.55% 9/9/16, CP	13,740	13,740
0.67% 10/5/16, CP	17,600	17,600
Missouri Joint Muni. Elec. Util. Commission Pwr. Proj. Rev. Bonds (Prairie St Proj.) Series 2007 A, 4.5% 1/1/17 (Pre-Refunded to 1/1/17 @ 100)	32,744	33,167
Saint Louis Gen. Fund Rev. TRAN Series 2016, 2% 6/1/17	18,900	19,068
		143,175
Montana - 0.1%
Montana Board of Invt. Bonds:
(INTERCAP Revolving Prog.) Series 2010, 0.52%, tender 3/1/17 (a)	5,975	5,975
Series 1998, 0.52%, tender 3/1/17 (a)	11,695	11,695
Series 2013, 0.52%, tender 3/1/17 (a)	1,900	1,900
		19,570
Nebraska - 1.1%
Nebraska Pub. Pwr. District Rev.:
Bonds Series 2012 C, 5% 1/1/17	2,000	2,029
Series A:
0.47% 9/1/16, CP	16,900	16,900
0.47% 9/2/16, CP	10,500	10,500
0.47% 9/7/16, CP	13,600	13,600
0.48% 9/12/16, CP	17,300	17,300
0.49% 9/6/16, CP	17,500	17,500
0.49% 9/15/16, CP	6,795	6,795
0.5% 9/19/16, CP	6,780	6,780
Omaha Pub. Pwr. District Elec. Rev. Series A:
0.47% 9/7/16, CP	7,500	7,500
0.47% 9/9/16, CP	6,000	6,000
0.48% 9/6/16, CP	10,500	10,500
0.48% 9/20/16, CP	15,000	15,000
0.49% 9/12/16, CP	8,700	8,700
0.5% 9/15/16, CP	14,300	14,300
0.59% 11/9/16, CP	7,000	7,000
0.59% 11/10/16, CP	6,565	6,565
0.59% 11/16/16, CP	10,500	10,500
		177,469
Nevada - 0.4%
Truckee Meadows Wtr. Auth. Wtr. Rev.:
Series 06A, 0.46% 9/6/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	14,650	14,650
Series 06B:
0.47% 9/6/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	14,000	14,000
0.49% 9/8/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	11,900	11,900
0.51% 9/16/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	6,150	6,150
Series A, 0.53% 9/8/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	16,150	16,150
		62,850
New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.):
Series 1990 A, 0.9% tender 9/27/16, CP mode (b)	4,600	4,600
Series 1990 B, 0.9% tender 9/23/16, CP mode	14,100	14,100
Series 1990 A, 0.9% tender 9/26/16, CP mode (b)	25,900	25,900
Series A1:
0.95% tender 9/6/16, CP mode (b)	22,600	22,600
0.95% tender 9/21/16, CP mode (b)	2,400	2,400
		69,600
New Jersey - 2.5%
Bergen County Gen. Oblig. BAN 2% 12/15/16	65,600	65,877
Burlington County Bridge Commission Lease Rev. BAN Series 2016 B, 2% 4/26/17	11,500	11,587
Burlington County Gen. Oblig. BAN Series 2016 A, 2% 5/16/17	42,700	43,088
Edgewater Gen. Oblig. BAN Series 2016, 2% 7/21/17	5,990	6,060
Englewood Gen. Oblig. BAN 2.25% 4/6/17	16,069	16,203
Hoboken Gen. Oblig. BAN Series A, 2.25% 3/14/17	24,828	25,039
Hudson County Gen. Oblig. BAN Series 2015, 2% 12/16/16	39,976	40,135
Mercer County Gen. Oblig. BAN 2% 9/1/16	32,500	32,500
Middlesex County Gen. Oblig. BAN 2% 6/15/17	23,700	23,940
North Brunswick Township Gen. Oblig. BAN Series A, 2% 7/27/17	24,600	24,891
Ocean City Gen. Oblig. BAN Series 2016 A, 1.5% 1/6/17	3,975	3,986
Union County Gen. Oblig. BAN Series 2016, 2% 6/23/17	62,900	63,576
Woodbridge Township Gen. Oblig. BAN Series 2016:
2% 8/18/17	27,950	28,302
3% 8/18/17	32,200	32,917
		418,101
New York - 0.7%
Brewster Central School District BAN Series 2016, 1.5% 7/14/17	13,856	13,956
Harborfields Central School District Greenlawn TAN 1.5% 6/23/17 (f)	6,600	6,643
Lockport City School District BAN Series 2016, 2% 8/4/17	13,030	13,187
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 1, 0.48% 9/7/16, CP	10,200	10,200
New York Pwr. Auth.:
Series 1, 0.54% 9/15/16, CP	7,100	7,100
Series 2, 0.5% 10/6/16, CP	29,200	29,200
North Hempstead Gen. Oblig. BAN Series 2015 C, 2% 9/30/16	9,179	9,190
Rochester Gen. Oblig. BAN:
Series 2016 II, 2% 8/4/17	23,024	23,303
Series 2016 III, 1.25% 3/1/17	11,300	11,336
		124,115
New York And New Jersey - 0.0%
Port Auth. of New York & New Jersey Series A, 0.58% 11/17/16, CP(b)	6,920	6,920
North Carolina - 0.2%
Mecklenburg County Gen. Oblig. Bonds Series 2009 D, 0.81%, tender 3/29/17 (a)	26,250	26,250
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Bonds 5.25% 1/1/17	10,430	10,588
		36,838
Ohio - 1.2%
Franklin County Rev. Bonds Series 2013 OH, 0.6%, tender 12/1/16 (a)	33,145	33,145
Huber Heights BAN 2% 6/1/17	3,263	3,290
Kenston Local School District BAN Series 2016, 2% 6/29/17	5,700	5,757
Lucas County Gen. Oblig. BAN Series 2016, 2% 7/12/17	11,450	11,576
Ohio Higher Edl. Facility Commission Rev. Bonds:
Series 08B5, 0.53% tender 10/26/16, CP mode	33,450	33,450
Series 2016:
0.5% tender 10/18/16, CP mode	11,300	11,300
0.5% tender 10/18/16, CP mode	17,600	17,600
0.51% tender 9/6/16, CP mode	19,200	19,200
0.51% tender 9/14/16, CP mode	25,800	25,800
0.51% tender 9/22/16, CP mode	26,650	26,650
Ohio State Univ. Gen. Receipts Rev. Bonds Series 03C, 0.49% tender 10/6/16, CP mode	7,055	7,055
		194,823
Oklahoma - 0.3%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series A, 0.5% 9/12/16 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	35,500	35,500
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Bonds Series 2015 B, 0.91%, tender 3/29/17 (a)	21,680	21,680
		57,180
Oregon - 1.3%
Oregon Facilities Auth. Rev. Bonds 0.79%, tender 9/30/16 (a)	4,215	4,215
Oregon Gen. Oblig. TAN:
Series 2015 A, 2% 9/15/16	34,800	34,819
Series 2016 A, 2% 6/30/17	154,200	155,985
Portland Gen. Oblig. TAN Series 2016, 2% 6/28/17	20,270	20,497
		215,516
Pennsylvania - 0.2%
Pennsylvania Gen. Oblig. Bonds:
Series 2016, 5% 2/1/17	11,030	11,227
5% 6/1/17	3,565	3,679
Philadelphia Arpt. Rev. Series B3, 0.6% 11/9/16, LOC Wells Fargo Bank NA, CP (b)	7,400	7,400
Philadelphia Gas Works Rev. Series 2, 0.7% 9/30/16, LOC PNC Bank NA, CP	5,500	5,500
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Bonds Series 2007 B, 0.54% tender 9/1/16, CP mode	9,900	9,900
		37,706
South Carolina - 0.1%
Aiken County Consolodated School District Bonds Series 2016 A, 5% 3/1/17	9,780	9,994
Tennessee - 0.3%
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Bonds Series 2001 B1, 0.83%, tender 3/29/17 (a)	42,935	42,935
Texas - 6.0%
Austin Elec. Util. Sys. Rev. Series A, 0.48% 10/6/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	19,975	19,975
Brownsville Util. Sys. Rev. Series A, 0.6% 10/28/16, LOC Bank of Montreal Chicago, CP	4,900	4,900
Garland Series 15, 0.52% 10/6/16, LOC Citibank NA, CP	5,000	5,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds:
(Texas Children's Hosp. Proj.) Series 2015 2, 0.76%, tender 3/29/17 (a)	33,900	33,900
Series 16B1, 0.48% tender 10/5/16, CP mode	35,300	35,300
Series 16B2, 0.57% tender 12/5/16, CP mode	31,600	31,600
Series 16B3, 0.5% tender 9/6/16, CP mode	27,900	27,900
Harris County Gen. Oblig.:
Series A1, 0.48% 9/1/16 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	12,760	12,760
Series D, 0.48% 9/1/16 (Liquidity Facility JPMorgan Chase Bank), CP	12,835	12,835
Harris County Metropolitan Trans. Auth.:
Series A1:
0.5% 9/7/16 (Liquidity Facility JPMorgan Chase Bank), CP	20,500	20,500
0.5% 10/6/16 (Liquidity Facility JPMorgan Chase Bank), CP	21,600	21,600
0.52% 10/18/16 (Liquidity Facility JPMorgan Chase Bank), CP	24,150	24,150
Series A3:
0.5% 10/6/16 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	14,000	14,000
0.52% 10/18/16 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,500	4,500
Houston Arpt. Sys. Rev. Series A:
0.48% 9/6/16, LOC Royal Bank of Canada, CP (b)	10,000	10,000
0.48% 9/7/16, LOC Royal Bank of Canada, CP (b)	4,500	4,500
0.48% 9/8/16, LOC Royal Bank of Canada, CP (b)	5,000	5,000
0.48% 9/8/16, LOC Royal Bank of Canada, CP (b)	5,000	5,000
0.64% 9/22/16, LOC Royal Bank of Canada, CP (b)	15,000	15,000
Houston Gen. Oblig. TRAN Series 2016:
2% 6/30/17	5,000	5,055
3% 6/30/17	64,600	65,846
5% 6/30/17	35,200	36,456
Katy Independent School District Bonds Series 2007 C:
5% 2/15/17 (Permanent School Fund of Texas Guaranteed)	1,015	1,035
5% 2/15/17 (Permanent School Fund of Texas Guaranteed)	1,025	1,046
Lower Colorado River Auth. Rev. Series A:
0.47% 10/6/16, LOC JPMorgan Chase Bank, CP	24,600	24,600
0.49% 9/1/16, LOC JPMorgan Chase Bank, CP	21,200	21,200
0.49% 11/4/16, LOC JPMorgan Chase Bank, CP	18,120	18,120
0.5% 10/5/16, LOC JPMorgan Chase Bank, CP	9,534	9,534
0.57% 12/5/16, LOC JPMorgan Chase Bank, CP	19,784	19,784
San Antonio Elec. & Gas Sys. Rev. Bonds Series 2008, 5% 2/1/17	1,000	1,018
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds:
(Baylor Health Care Sys. Proj.):
Series 2011 B, 0.86%, tender 3/29/17 (a)	31,700	31,700
Series 2013 B, 0.86%, tender 3/29/17 (a)	31,000	31,000
(Baylor Scott & White Health Proj.) Series 2016 A, 3% 11/15/16	3,500	3,517
Texas A&M Univ. Rev. Series B, 0.52% 11/3/16, CP	17,500	17,500
Texas Gen. Oblig. Bonds Series 2016, 5% 4/1/17	19,100	19,586
Texas Muni. Pwr. Agcy. Rev. Series 05, 0.55% 10/3/16, LOC Barclays Bank PLC, CP	62,515	62,515
Texas Trans. Commission State Hwy. Fund Rev. Bonds:
Series 2007:
5% 4/1/17 (Pre-Refunded to 4/1/17 @ 100)	7,215	7,396
5% 4/1/17 (Pre-Refunded to 4/1/17 @ 100)	1,500	1,539
5% 4/1/17 (Pre-Refunded to 4/1/17 @ 100)	15,690	16,090
Series 2014 A, 4.75% 4/1/17	4,135	4,235
Univ. of Texas Board of Regents Sys. Rev. Series A:
0.45% 9/8/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	16,600	16,600
0.45% 9/9/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,250	6,250
0.46% 10/3/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	10,250	10,250
0.46% 10/5/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	15,100	15,100
0.46% 10/6/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	13,000	13,000
0.47% 9/13/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	2,100	2,100
0.47% 9/15/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	12,000	12,000
0.48% 9/1/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	14,000	14,000
0.49% 9/15/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	17,500	17,500
0.49% 9/16/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	14,100	14,100
0.49% 9/19/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	17,500	17,500
0.49% 9/21/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	17,500	17,500
0.5% 9/6/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	23,300	23,300
0.5% 9/7/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	18,700	18,700
0.5% 9/19/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	8,408	8,408
0.52% 10/4/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	11,600	11,600
0.58% 11/9/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	17,500	17,500
Univ. of Texas Permanent Univ. Fund Rev. Series A:
0.47% 9/7/16, CP	10,500	10,500
0.52% 11/15/16, CP	23,400	23,400
Upper Trinity Reg'l. Wtr. District:
0.44% 9/7/16, LOC Bank of America NA, CP	19,750	19,750
0.5% 10/3/16, LOC Bank of America NA, CP	5,400	5,400
		1,001,650
Vermont - 0.0%
Vermont Econ. Dev. Auth. Rev. Series B, 0.5% 10/12/16, LOC JPMorgan Chase Bank, CP	8,850	8,850
Virginia - 0.4%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 1992, 0.93% tender 9/6/16, CP mode (b)	13,400	13,400
Norfolk Econ. Dev. Auth. Rev. Series 97, 0.47% 9/7/16, CP	24,700	24,700
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds (21st Century College and Equip. Prog.) Series 2016 A, 5% 2/1/17	18,800	19,149
Virginia Commonwealth Trans. Board Rev. Bonds (Virginia Trans. Cap. Projs.) Series 2016, 5% 5/15/17	6,095	6,281
Virginia Pub. School Auth. Bonds Series 2016 IV, 5% 4/15/17	6,015	6,179
		69,709
Washington - 0.4%
King County School District #409, Tahoma Bonds Series 2015, 2% 12/1/16 (Washington Gen. Oblig. Guaranteed)	1,705	1,711
Port of Seattle Rev. Series B1, 0.53% 10/6/16, LOC Bank of America NA, CP (b)	21,655	21,655
Univ. of Washington Univ. Revs. Series 8:
0.53% 10/6/16, CP	25,000	25,000
0.54% 12/1/16, CP	17,600	17,600
Washington Gen. Oblig. Bonds Series R 2010 A, 5% 1/1/17	200	203
		66,169
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 96, 0.9% tender 9/27/16, CP mode (b)	10,800	10,800
Wisconsin - 1.3%
Milwaukee Gen. Oblig.:
Bonds:
Series 2012 N2, 5% 5/1/17	5,000	5,144
Series 2016 N2, 2% 3/1/17	23,360	23,525
RAN Series 2016 R1, 1.5% 12/20/16	62,900	63,086
Wisconsin Gen. Oblig.:
Series 06A, 0.5% 10/4/16 (Liquidity Facility BMO Harris Bank NA), CP	25,953	25,953
Series 2013 A, 0.51% 9/1/16 (Liquidity Facility BMO Harris Bank NA), CP	20,600	20,600
Wisconsin Health & Edl. Facilities Bonds Series 2013 B, 0.83%, tender 3/29/17 (a)	38,755	38,755
Wisconsin Trans. Rev.:
Series 06A, 0.5% 9/15/16 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	5,630	5,630
Series 13A:
0.46% 10/6/16 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	20,165	20,165
0.51% 10/11/16 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	9,400	9,400
Series 97A, 0.5% 10/18/16 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	2,459	2,459
		214,717
TOTAL OTHER MUNICIPAL SECURITY
(Cost $5,993,529)		5,993,529
	Shares	Value (000s)

Investment Company - 8.4%
Fidelity Municipal Cash Central Fund, 0.61% (g)(h)
(Cost $1,398,677)	1,398,677,134	1,398,677
TOTAL INVESTMENT PORTFOLIO - 99.0%
(Cost $16,550,230)		16,550,230
NET OTHER ASSETS (LIABILITIES) - 1.0%		169,217
NET ASSETS - 100%		$16,719,447

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

RAN – REVENUE ANTICIPATION NOTE

TAN – TAX ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

TRAN – TAX AND REVENUE ANTICIPATION NOTE

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $25,000,000 or 0.1% of net assets.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $540,625,000 or 3.2% of net assets.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds Series WF 10 53C, 0.76%, tender 11/10/16 (Liquidity Facility Wells Fargo Bank NA)	9/16/13	$5,540
Central Florida Expressway Bonds Series RBC E 62, 0.76%, tender 11/1/16 (Liquidity Facility Royal Bank of Canada)	7/30/15 - 8/1/16	$69,800
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds Series 16 E71, 0.72%, tender 12/1/16 (Liquidity Facility Royal Bank of Canada)	6/1/16	$63,380
Michigan State Univ. Revs. Bonds Series WF 11 33 C, 0.76%, tender 9/8/16 (Liquidity Facility Wells Fargo Bank NA)	9/24/14	$3,000
Newport Mesa Unified School District Bonds Series WF 11 70Z, 0.76%, tender 9/1/16 (Liquidity Facility Wells Fargo Bank NA)	7/17/12 - 8/1/16	$16,775
North Dakota Hsg. Fin. Agcy. Rev. Bonds Series RBC E58, 0.72%, tender 1/3/17 (Liquidity Facility Royal Bank of Canada)	3/31/16	$17,695
Oklahoma St. Tpk. Auth. Rev. Bonds Series 2016 E, 0.72%, tender 1/3/17 (Liquidity Facility Royal Bank of Canada)	6/28/16	$69,100
Oregon Gen. Oblig. Bonds Series WF11 57 C, 0.76%, tender 11/10/16 (Liquidity Facility Wells Fargo Bank NA)	9/24/14	$10,785
Pennsylvania Health & Edl. Facilities Fing. Auth. Rev. Bonds Series E72, 0.72%, tender 12/1/16 (Liquidity Facility Royal Bank of Canada)	6/1/16	$59,400
Pennsylvania Higher Edl. Facilities Auth. Bonds Series 2016 E75, 0.72%, tender 1/3/17 (Liquidity Facility Royal Bank of Canada)	7/1/16	$6,995
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series WF 11 26C, 0.76%, tender 11/10/16 (Liquidity Facility Wells Fargo Bank NA)	8/11/16	$1,000
Private Colleges & Univs. Auth. Rev. Bonds Series WF 11 32C, 0.76%, tender 9/8/16 (Liquidity Facility Wells Fargo Bank NA)	8/8/11	$5,800
Seattle Muni. Lt. & Pwr. Rev. Bonds Series WF 11-18C, 0.76%, tender 11/10/16 (Liquidity Facility Wells Fargo Bank NA)	2/11/16	$6,730
Texas Gen. Oblig. Bonds Series WF 1183C, 0.83%, tender 9/29/16 (Liquidity Facility Wells Fargo Bank NA)	3/30/16 - 8/11/16	$15,100
Univ. of Colorado Enterprise Sys. Rev. Bonds Series RBC E 55, 0.76%, tender 11/1/16 (Liquidity Facility Royal Bank of Canada)	5/26/16 - 8/1/16	$46,725
Univ. of Pittsburgh Med. Ctr. Bonds Series RBC E53, 0.72%, tender 1/3/17 (Liquidity Facility Royal Bank of Canada)	3/31/16 - 7/1/16	$108,900
Washington Gen. Oblig. Bonds Series WF 11-16C, 0.76%, tender 11/17/16 (Liquidity Facility Wells Fargo Bank NA)	11/1/12 - 2/18/16	$33,900

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$4,566

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		August 31, 2016
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $15,151,553)	$15,151,553
Fidelity Central Funds (cost $1,398,677)	1,398,677
Total Investments (cost $16,550,230)		$16,550,230
Cash		31,853
Receivable for investments sold		351,952
Receivable for fund shares sold		1,019
Interest receivable		19,585
Distributions receivable from Fidelity Central Funds		613
Prepaid expenses		48
Other receivables		231
Total assets		16,955,531
Liabilities
Payable for investments purchased
Regular delivery	$142,096
Delayed delivery	19,324
Payable for fund shares redeemed	68,641
Distributions payable	111
Accrued management fee	3,746
Other affiliated payables	1,892
Other payables and accrued expenses	274
Total liabilities		236,084
Net Assets		$16,719,447
Net Assets consist of:
Paid in capital		$16,719,203
Accumulated undistributed net realized gain (loss) on investments		244
Net Assets, for 16,707,625 shares outstanding		$16,719,447
Net Asset Value, offering price and redemption price per share ($16,719,447 ÷ 16,707,625 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended August 31, 2016
Investment Income
Interest		$45,357
Income from Fidelity Central Funds		4,566
Total income		49,923
Expenses
Management fee	$62,465
Transfer agent fees	31,119
Accounting fees and expenses	1,362
Custodian fees and expenses	152
Independent trustees' fees and expenses	111
Registration fees	291
Audit	58
Legal	73
Miscellaneous	2,771
Total expenses before reductions	98,402
Expense reductions	(56,261)	42,141
Net investment income (loss)		7,782
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	874
Capital gain distributions from Fidelity Central Funds	729
Total net realized gain (loss)		1,603
Net increase in net assets resulting from operations		$9,385

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2016	Year ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,782	$2,838
Net realized gain (loss)	1,603	1,838
Net increase in net assets resulting from operations	9,385	4,676
Distributions to shareholders from net investment income	(7,769)	(2,840)
Distributions to shareholders from net realized gain	(279)	(1,692)
Total distributions	(8,048)	(4,532)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	49,657,197	83,865,666
Reinvestment of distributions	7,508	4,111
Cost of shares redeemed	(60,933,880)	(84,530,489)
Net increase (decrease) in net assets and shares resulting from share transactions	(11,269,175)	(660,712)
Total increase (decrease) in net assets	(11,267,838)	(660,568)
Net Assets
Beginning of period	27,987,285	28,647,853
End of period	$16,719,447	$27,987,285

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Money Market Fund

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–
Distributions from net realized gain	–A	–A	–A	–	–
Total distributionsA	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.04%	.02%	.01%	.01%	.01%
Ratios to Average Net AssetsC,D
Expenses before reductions	.41%	.40%	.40%	.41%	.42%
Expenses net of fee waivers, if any	.18%	.06%	.09%	.15%	.18%
Expenses net of all reductions	.18%	.06%	.09%	.15%	.18%
Net investment income (loss)	.03%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$16,719	$27,987	$28,648	$28,592	$24,688

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Municipal Money Market Fund (the Fund) is a fund of Fidelity Union Street Trust II (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Effective January 1, 2016 shares of the Fund are only available for purchase by retail shareholders.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2016, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation) on securities	$–
Tax Cost	$16,550,230

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$268
Undistributed long-term capital gain	$192

The tax character of distributions paid was as follows:

	August 31, 2016	August 31, 2015
Tax-exempt Income	7,769	2,840
Long-term Capital Gains	279	1,692
Total	$8,048	$ 4,532

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .26% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annual rate of .13% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $55,990.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $155.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $116.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Union Street Trust II and Shareholders of Fidelity Municipal Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Municipal Money Market Fund (a fund of Fidelity Union Street Trust II) at August 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Municipal Money Market Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 18, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jennifer Toolin McAuliffe and Mark A. Murray each of the Trustees oversees 244 funds. Ms. McAuliffe and Mr. Murray each oversees 191 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Ms. McAuliffe previously served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel serves as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Timothy Huyck (1964)

Year of Election or Appointment: 2015

Vice President of Fidelity's Money Market Funds

Mr. Huyck also serves as Vice President of other funds. Mr. Huyck serves as Chief Investment Officer of Fidelity's Money Market Funds (2015-present) and is an employee of Fidelity Investments (1990-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period-B March 1, 2016 to August 31, 2016
Actual	.35%	$1,000.00	$1,000.30	$1.76
Hypothetical-C		$1,000.00	$1,023.38	$1.78

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2016, $992,005, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2016, 100% of the fund's income dividends was free from federal income tax, and 33.62% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

Proxy Voting Results

A special meeting of shareholders was held on February 12, 2016. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	9,652,569,340.76	95.616
Withheld	442,614,963.88	4.384
TOTAL	10,095,184,304.64	100.000
John Engler
Affirmative	9,649,804,955.69	95.589
Withheld	445,379,348.95	4.411
TOTAL	10,095,184,304.64	100.000
Albert R. Gamper, Jr.
Affirmative	9,649,672,225.14	95.587
Withheld	445,512,079.50	4.413
TOTAL	10,095,184,304.64	100.000
Robert F. Gartland
Affirmative	9,661,589,028.79	95.705
Withheld	433,595,275.85	4.295
TOTAL	10,095,184,304.64	100.000
Abigail P. Johnson
Affirmative	9,634,058,945.09	95.433
Withheld	461,125,359.55	4.567
TOTAL	10,095,184,304.64	100.000
Arthur E. Johnson
Affirmative	9,648,412,467.63	95.575
Withheld	446,771,837.01	4.425
TOTAL	10,095,184,304.64	100.000
Michael E. Kenneally
Affirmative	9,663,695,871.70	95.726
Withheld	431,488,432.94	4.274
TOTAL	10,095,184,304.64	100.000
James H. Keyes
Affirmative	9,655,350,989.13	95.644
Withheld	439,833,315.51	4.356
TOTAL	10,095,184,304.64	100.000
Marie L. Knowles
Affirmative	9,641,514,099.89	95.507
Withheld	453,670,204.75	4.493
TOTAL	10,095,184,304.64	100.000
Geoffrey A. von Kuhn
Affirmative	9,653,951,403.83	95.630
Withheld	441,232,900.81	4.370
TOTAL	10,095,184,304.64	100.000
Proposal 1 reflects trust wide proposal and voting results.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

MMM-ANN-1016
1.538360.119

Item 2.

Code of Ethics

As of the end of the period, August 31, 2016, Fidelity Union Street Trust II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Arizona Municipal Money Market Fund and Fidelity Municipal Money Market Fund (the “Funds”):

Services Billed by PwC

August 31, 2016 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Arizona Municipal Money Market Fund	$35,000	$-	$2,200	$1,600
Fidelity Municipal Money Market Fund	$50,000	$-	$2,200	$4,700

August 31, 2015 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Arizona Municipal Money Market Fund	$34,000	$-	$2,100	$1,700
Fidelity Municipal Money Market Fund	$60,000	$-	$2,100	$10,700

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by PwC

	August 31, 2016A	August 31, 2015A
Audit-Related Fees	$5,760,000	$4,730,000
Tax Fees	$10,000	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	August 31, 2016A	August 31, 2015A
PwC	$6,535,000	$6,065,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 26, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 26, 2016